                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                DECEMBER 31, 1997

                          CITISELECT(R) VIP PORTFOLIOS

                           CITISELECT(R) VIP FOLIO 200
                           CITISELECT(R) VIP FOLIO 300
                           CITISELECT(R) VIP FOLIO 400
                           CITISELECT(R) VIP FOLIO 500

    We are pleased to present this annual report for the CitiSelect(R) VIP Portfolios. The report covers the period February 10, 1997 (Commencement of Operations) to December 31, 1997. During that time, the Funds' investment adviser, Citibank, N.A., has been busy putting your variable annuity insurance assets to work to help you reach your long-term financial goals. Thank you for your participation in the CitiSelect(R) VIP Portfolios. We look forward to serving your variable annuity investment needs in the months and years ahead.

TABLE OF CONTENTS

Portfolio Managers
Strategy and Outlook
Fund Data
Performance Highlights
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Report of Independent Accountants

Remember that Mutual Fund Shares:
o  Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or any of its affiliates
o Are subject to investment risks, including possible loss of the principal amount invested

CITISELECT(R) VIP PORTFOLIOS
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Lawrence P. Keblusek, U.S. Chief Investment Officer of Citibank, has been the overall portfolio manager of the Funds since their inception and is responsible for determining asset allocations, supervising and monitoring the performance of the Citibank personnel described below who are responsible for the Funds' securities, and supervising and monitoring the performance of the Subadvisers. Prior to joining Citibank in 1995, Mr. Keblusek, who has 25 years experience in the investment management industry, was Senior Vice President and Director of Portfolio Management for The Northern Trust Company with responsibility for investment performance in the organization's High Net Worth, Corporate and Institutional and Mutual Fund Group. Earlier in his career, Mr. Keblusek held senior investment positions with Maryland National Bank and the National Bank of Washington.

The following individuals at Citibank are responsible for daily management of the following kinds of securities of the Funds (and related investments).

LARGE CAPITALIZATION GROWTH SECURITIES

Grant D. Hobson and Richard Goldman have been responsible for the daily management of large cap growth securities since November, 1997. Mr. Hobson is responsible for managing U.S. equity portfolios for mutual funds, trust and pension accounts of Citibank Global Asset Management and currently manages, or co-manages, more than $4 billion of total assets at Citibank. Prior to joining Citibank in 1993, Mr. Hobson was a securities analyst and sector manager for pension accounts and mutual funds for Axe Houghton, formerly a division of USF&G. Mr. Goldman is responsible for managing U.S. equity portfolios for mutual funds and institutional accounts, and for quantitative equity research for the U.S. institutional business of Citibank Global Asset Management. He currently manages, or co-manages, approximately $4 billion of total assets at Citibank. He joined Citicorp's Investment Management Division in 1985 and from 1988 to 1994 was responsible for running Citicorp's Institutional Investor Relations Department.

SMALL CAPITALIZATION GROWTH SECURITIES

Linda J. Intini, Vice President of Citibank, has been responsible for the daily management of small cap growth securities since February 24, 1997. Ms. Intini has over nine years of experience specializing in the management of small cap equities, including over $300 million of Citibank's small cap portfolios for trusts and individuals. Prior to joining Citibank, she was a Portfolio Manager and Research Analyst with Manufacturers Hanover in the Special Equity area. She also specialized in equity research at Eberstadt Fleming.

DOMESTIC FIXED INCOME SECURITIES

Mark Lindbloom, Vice President of Citibank, has been responsible for the daily management of domestic fixed income securities since the Funds' inception. Mr. Lindbloom has more than 12 years of investment management experience. Prior to joining Citibank in 1986, Mr. Lindbloom was a Fixed Income Portfolio Manager with Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

MONEY MARKET SECURITIES

Kevin Kennedy, Vice President of Citibank, has been responsible for the daily management of money market securities since the Funds' inception. Mr. Kennedy is responsible for managing the Liquidity Management Unit of the U.S. Fixed Income Department of Citibank Global Asset Management. Prior to joining Citibank in March 1993, Mr. Kennedy was with the Metropolitan Life Insurance Company as the Managing Trader of the Treasurer's Division. He was responsible for the management of more than $9 billion in short duration fixed income assets. Mr. Kennedy has more than 15 years of fixed income management experience.

Citibank has delegated the daily management of the following kinds of securities of each Fund to the following Subadvisers. Citibank pays all Subadviser compensation.

LARGE CAPITALIZATION VALUE SECURITIES

Miller Anderson & Sherrerd LLP has been a registered investment adviser since 1974. Miller Anderson is an indirect wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a financial services company with three major businesses: full service brokerage, credit service and asset management. Robert Marcin, CFA, Partner, has been responsible for the daily management of large cap value securities since the Funds' inception. Mr. Marcin has been with Miller Anderson since 1988.

SMALL CAPITALIZATION VALUE SECURITIES

Franklin Advisory Services, Inc., a wholly-owned subsidiary of Franklin Resources, Inc., is a registered investment adviser. William J. Lippman, President of Franklin Advisory Services or its predecessor since 1988, has been responsible for the daily management of small capitalization value securities since the Funds' inception. Mr. Lippman also serves as Senior Vice President of Franklin Resources, Inc. and Franklin Advisers, Inc. He has been in the securities industry for over 30 years and with the Franklin Templeton Group since 1988.

INTERNATIONAL EQUITY SECURITIES

Hotchkis and Wiley, is a division of the Merrill Lynch Capital Management Group which is an operating business unit of Merrill Lynch Asset Management, L.P. Harry W. Hartford and Sarah H. Ketterer have been responsible for the daily management of international equity securities since the Funds' inception. Mr. Hartford and Ms. Ketterer manage international equity accounts and are also responsible for international investment research. Each has served on the Investment Policy Committee at Hotchkis and Wiley since joining the fund. Mr. Hartford was with The Investment Bank of Ireland, as a senior manager, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis and Wiley, Ms. Ketterer was an associate with Bankers Trust and an analyst with Dean Witter.

FOREIGN GOVERNMENT SECURITIES

Pacific Investment Management Company, PIMCO, is a registered investment adviser and is a subsidiary partnership of PIMCO Advisors LP. A majority interest of PIMCO Advisors LP is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company, and PIMCO Partners, L.L.C., a limited liability company controlled by the Managing Directors of PIMCO. Lee R. Thomas, III, Senior International Portfolio Manager, has been responsible for the daily management of foreign government securities since the Funds' inception. He joined PIMCO in 1995. Previously he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to Investcorp, he was associated with Goldman Sachs, where he was an Executive Director in the fixed income division of the London office.


CITISELECT(R) VIP PORTFOLIOS
--------------------------------------------------------------------------------
STRATEGY AND OUTLOOK

The forces that have driven the financial markets higher over the past two years continued to prevail during 1997. The U.S. economy remains characterized by low inflation, moderate growth and modestly declining interest rates. Yet, short-term volatility in the stock and bond markets also continues to increase, with the markets reacting to each new release of global economic data as well as to statements by the Chairman of the U.S. Federal Reserve Board. The performance of international stocks and bonds was mixed, with Europe and Latin America enjoying strong gains. Japan and Southeast Asia, however, performed poorly in the midst of economic problems.

In this volatile environment, the four CitiSelect VIP portfolios performed relative to one another as designed. Since their inception in February, 1997, CitiSelect VIP Folio 500 produced the greatest gains, VIP Folio 400 the next greatest with VIP Folios 300 and 200 following in respective order. At the same time, CitiSelect VIP Folio 200 provided the least volatility, with VIP Folios 300, 400 and 500 following in respective order. We believe that these results are a reflection of our strategic approach to diversifying investment assets among different securities, markets, investment styles and geographic regions. Our approach offers an efficient way to attempt to cushion the volatility associated with any single market, yet at the same time offers an opportunity to participate in the long-term gains stocks, bonds and cash equivalents have historically provided.

While we continue to see some signs that positive global economic conditions could continue, we remain cautious in light of the economic crises in Asia and the volatility in the world's stock markets. As a result, we expect to find the greatest opportunities in small-capitalization stocks in the U.S. and both stocks and bonds in Europe. We are maintaining a cautious stance toward large-cap U.S. stocks, especially those with exposure to Asian markets.

FUND DATA THE PERIOD ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                   TOTAL RETURN
                                                                   ------------
                                                                       SINCE
                                                                      2/10/97
                                                                    INCEPTION**
                                                                     ---------
CITISELECT(R)VIP FOLIO 200 ......................................       7.79%
COMPOSITE BENCHMARK+ ............................................       9.97%

**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT(R) VIP FOLIO 200
--------------------------------------------------------------------------------
A $10,000 investment in the Fund made on inception date would have grown to $10,779 (as of 12/31/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to December 31, 1997.

                                                                      Lehman
                                                                       Bros.
                                                                    Intermediate
                                                     S&P 500         Gov't/Corp.
                    CitiSelect VIP   Composite       Index          Bond Index
                      Folio 200      Benchmark     (unmanaged)      (unmanaged)
                      ---------      ---------     -----------      -----------

2/10/97               10,000.00      10,000.00       10,000.00       10,000.00
2/28/97                9,960.00       9,979.58       10,080.67        9,970.60
3/31/97                9,810.00       9,826.25        9,667.37        9,901.80
4/30/97                9,830.00       9,915.64       10,243.54       10,017.65
5/31/97               10,210.00      10,312.00       10,866.35       10,100.80
6/30/97               10,430.00      10,532.16       11,353.16       10,192.72
7/31/97               10,620.00      10,747.70       12,255.74       10,399.63
8/31/97               10,590.00      10,660.11       11,569.42       10,347.63
9/30/97               10,920.00      10,986.55       12,202.26       10,467.66
10/31/97              10,790.00      10,906.78       11,794.71       10,583.86
11/30/97              10,780.00      10,925.76       12,340.80       10,607.14
12/31/97              10,779.13      10,996.61       12,553.06       10,692.00

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (15%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (20%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA THE PERIOD ENDED DECEMBER 31, 1997
                                                            TOTAL RETURN
                                                            ------------
                                                                SINCE
                                                               2/10/97
                                                             INCEPTION**
                                                              ---------
CITISELECT(R)VIP FOLIO 300 ...............................      8.65%
COMPOSITE BENCHMARK+ .....................................     11.87%

**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT(R) VIP FOLIO 300
--------------------------------------------------------------------------------
A $10,000 investment in the Fund made on inception date would have grown to $10,865 (as of 12/31/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to December 31, 1997.

                                                                      Lehman
                                                                       Bros.
                                                                    Intermediate
                                                     S&P 500         Gov't/Corp.
                    CitiSelect VIP   Composite       Index          Bond Index
                      Folio 300      Benchmark     (unmanaged)      (unmanaged)
                      ---------      ---------     -----------      -----------
2/10/97               10,000.00      10,000.00       10,000.00       10,000.00
2/28/97                9,950.00       9,978.12       10,080.67        9,970.60
3/31/97                9,750.00       9,775.48        9,667.37        9,901.80
4/30/97                9,780.00       9,890.44       10,243.54       10,017.65
5/31/97               10,250.00      10,398.56       10,866.35       10,100.80
6/30/97               10,520.00      10,687.90       11,353.16       10,192.72
7/31/97               10,770.00      10,975.94       12,255.74       10,399.63
8/31/97               10,700.00      10,820.47       11,569.42       10,347.63
9/30/97               11,110.00      11,244.47       12,202.26       10,467.66
10/31/97              10,890.00      11,069.00       11,794.71       10,583.86
11/30/97              10,890.00      11,097.77       12,340.80       10,607.14
12/31/97              10,864.67      11,186.56       12,553.06       10,692.00

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA THE PERIOD ENDED DECEMBER 31, 1997

                                                                TOTAL RETURN
                                                                ------------
                                                                    SINCE
                                                                   2/10/97
                                                                 INCEPTION**
                                                                  ---------
CITISELECT(R)VIP FOLIO 400 .....................................    9.22%
COMPOSITE BENCHMARK+ ...........................................   13.12%

**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT(R) VIP FOLIO 400
--------------------------------------------------------------------------------

A $10,000 investment in the Fund made on inception date would have grown to $10,922 (as of 12/31/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to December 31, 1997.

                                                                      Lehman
                                                                       Bros.
                                                                    Intermediate
                                                     S&P 500         Gov't/Corp.
                    CitiSelect VIP   Composite       Index          Bond Index
                      Folio 400      Benchmark     (unmanaged)      (unmanaged)
                      ---------      ---------     -----------      -----------
2/10/97               10,000.00      10,000.00       10,000.00       10,000.00
2/28/97                9,930.00       9,980.91       10,080.67        9,970.60
3/31/97                9,730.00       9,747.24        9,667.37        9,901.80
4/30/97                9,670.00       9,845.93       10,243.54       10,017.65
5/31/97               10,290.00      10,512.90       10,866.35       10,100.80
6/30/97               10,640.00      10,888.94       11,353.16       10,192.72
7/31/97               10,920.00      11,206.79       12,255.74       10,399.63
8/31/97               10,820.00      11,001.48       11,569.42       10,347.63
9/30/97               11,360.00      11,549.36       12,202.26       10,467.66
10/31/97              10,990.00      11,204.61       11,794.71       10,583.86
11/30/97              10,960.00      11,210.43       12,340.80       10,607.14
12/31/97              10,922.37      11,311.61       12,553.06       10,692.00

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (5%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

FUND DATA THE PERIOD ENDED DECEMBER 31, 1997

                                                               TOTAL RETURN
                                                               ------------
                                                                  SINCE
                                                                 2/10/97
                                                               INCEPTION**
                                                                ---------
CITISELECT(R)VIP FOLIO 500 ...............................       10.76%
COMPOSITE BENCHMARK+ .....................................       14.33%
**Not Annualized

PERFORMANCE HIGHLIGHTS CITISELECT(R) VIP FOLIO 500
--------------------------------------------------------------------------------
A $10,000 investment in the Fund made on inception date would have grown to $11,076 (as of 12/31/97). The graph shows how the Fund compares to our benchmarks over the same period February 10, 1997 to December 31, 1997.

                                                                    Salomon Non-
                                                    MSCI EAFE      $ World Gov't
                    CitiSelect VIP   Composite       Index          Bond Index
                      Folio 500      Benchmark     (unmanaged)      (unmanaged)
                      ---------      ---------     -----------      -----------
2/10/97               10,000.00      10,000.00       10,000.00       10,000.00
2/28/97                9,890.00       9,993.34       10,075.53        9,912.84
3/31/97                9,710.00       9,748.74       10,114.52        9,849.40
4/30/97                9,650.00       9,867.65       10,170.15        9,649.45
5/31/97               10,380.00      10,616.83       10,834.26       10,004.55
6/30/97               10,810.00      11,059.95       11,434.48       10,127.61
7/31/97               11,170.00      11,444.34       11,622.01        9,863.28
8/31/97               11,020.00      11,160.26       10,756.17        9,907.66
9/30/97               11,610.00      11,785.99       11,360.66       10,148.42
10/31/97              11,110.00      11,285.23       10,490.44       10,375.74
11/30/97              11,130.00      11,303.85       10,385.53       10,110.13
12/31/97              11,075.80      11,432.69       10,479.00       10,008.01

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the Morgan Stanley EAFE Index or the Salomon Bros. Non-$ World Gov't Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (35%); Morgan Stanley EAFE Index -- International Stocks (30%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 200
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

Issuer                                   Shares         Value
-------------------------------------------------------------------------------

LARGE CAP GROWTH--7.6%

--------------------------------------------------------------------------------
COMMON STOCKS - 7.3%
--------------------------------------------------------------------------------

CAPITAL GOODS/PRODUCER MANUFACTURER - 0.7%
Deere & Co.(++) ......................     125       $    7,289
General Electric Co. .................     570           41,824
Illinois Tool Works ..................     260           15,632
Xerox Corp. ..........................     130            9,596
                                                     ----------
                                                         74,341
                                                     ----------
COMMERCIAL SERVICES - 0.2%
Automatic Data Processing Inc.* ......     145            8,899
Interpublic Group Companies Inc. .....     155            7,721
                                                     ----------
                                                         16,620
                                                     ----------
CONSUMER DURABLES - 0.1%
Leggett & Platt Inc. .................     225            9,422
                                                     ----------

CONSUMER NON-DURABLES - 0.8%
Clorox Co. ...........................     170           13,441
Coca Cola Co. ........................     405           26,983
Gillette Co. .........................     180           18,079
Mattel Inc. ..........................     230            8,567
Procter & Gamble Co. .................     240           19,155
                                                     ----------
                                                         86,225
                                                     ----------
CONSUMER SERVICES - 0.6%
Carnival Corp. .......................     275           15,228
Clear Channels Communications* .......     210           16,682
Cracker Barrel Old Country Store .....     300           10,012
Gannett Inc. .........................     240           14,835
Walt Disney Co. ......................      75            7,430
                                                     ----------
                                                         64,187
                                                     ----------
ENERGY - 0.1%
Schlumberger Ltd. ....................      95            7,648
                                                     ----------

FINANCE - 1.1%
American International Group Inc. ....      95           10,331
Chubb Corp.(++) ......................     150           11,344
Federal National Mortgage Association(++)  335           19,116
MGIC Investment Corp. ................     175           11,638
Norwest Corp. ........................     260           10,043
State Street Corp. ...................     180           10,474
Travelers Group Inc. .................     300           16,163
U.S. Bancorp .........................      75            8,395
Zions Bancorp ........................     235           10,663
                                                     ----------
                                                        108,167
                                                     ----------
HEALTHCARE - 1.7%
Abbott Labs ..........................     235           15,407
Cardinal Health Inc. .................     145           10,893
Health Management Association* .......     360            9,090
Johnson & Johnson ....................     250           16,469
Lilly, Eli & Co. .....................     225           15,666
Lincare Holdings Inc.* ...............     260           14,820
Merck & Co. ..........................     265           28,156
Pfizer Inc. ..........................     350           26,097
Schering Plough Corp. ................     250           15,531
Warner Lambert Co. ...................     135           16,740
                                                     ----------
                                                        168,869
                                                     ----------
RETAIL - 1.0%
Bed Bath & Beyond Inc.* ..............     370           14,24
Consolidated Stores* .................     235           10,325
Gap Inc. .............................     270            9,568
Home Depot ...........................     362           21,313
Kohls Corp.* .........................     175           11,922
Wal Mart Stores Inc. .................     565           22,282
Walgreen Co. .........................     450           14,119
                                                     ----------
                                                        103,774
                                                     ----------
TECHNOLOGY - 0.9%
Adaptec Inc. .........................     135            5,011
Ameritech Corp. ......................     245           19,723
Cisco Systems Inc.* ..................     240           13,380
Computer Association International Inc.    255           13,482
HBO & Co. ............................     255           12,240
Intel Corp. ..........................     160           11,240
Parametic Technology Corp.* ..........     160            7,580
Sun Guard Data Systems* ..............     415           12,865
                                                     ----------
                                                         95,521
                                                     ----------
TRANSPORTATION - 0.1%
Southwest Airlines Co. ...............     480           11,820
                                                     ----------
TOTAL COMMON STOCKS ..................                  746,594
                                                     ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.3%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ................                   34,893
                                                     ----------
TOTAL LARGE CAP GROWTH
 (Identified Cost $666,195) ..........                  781,487
                                                     ----------

LARGE CAP VALUE--7.3%

--------------------------------------------------------------------------------
COMMON STOCKS - 7.2%
--------------------------------------------------------------------------------



BASIC INDUSTRIES - 0.6%
Cabot Corp. ..........................     200            5,525
Dow Chemical Co. .....................     100           10,150
E. I. du Pont de Nemours & Co. .......     100            6,006
FMC Corp.* ...........................     100            6,731
Great Lakes Chemical Corp. ...........     200            8,975
IMC Global Inc. ......................     200            6,550
Inland Steel Industries Inc. .........     200            3,425
Rohm & Haas Co. ......................     100            9,575
Westvaco Corp. .......................     100            3,144
                                                     ----------
                                                         60,081
                                                     ----------
CAPITAL GOODS - 0.8%
Arrow Electronics Inc.* ..............     200            6,488
Caterpillar Inc. .....................     200            9,713
Cummins Engine Inc. ..................     300           17,719
Deere & Co.(++) ......................     100            5,831
Harnischfeger Industries Inc. ........     300           10,594
Kennametal Inc. ......................     200           10,363
Parker Hannifin Corp. ................     150            6,881
Tecumseh Products Co. ................     200            9,750
                                                     ----------
                                                         77,339
                                                     ----------
CONSUMER BASICS - 0.8%
Bergen Brunswig Corp. ................     150            6,318
Columbia/HCA Healthcare Corp. ........     300            8,888
IBP Inc. .............................     200            4,188
Mallinckrodt Inc. ....................     200            7,600
Maxicare Health Plans Inc.* ..........     300            3,262
Philip Morris Companies Inc. .........     400           18,125
RJR Nabisco Holdings Corp. ...........     400           15,000
Tupperware Corp. .....................     200            5,575
Universal Foods Corp. ................     200            8,450
Vencor Inc.* .........................     100            2,444
                                                     ----------
                                                         79,850
                                                     ----------
CONSUMER DURABLE GOODS - 0.8%
Dana Corp. ...........................     200            9,500
Eaton Corp. ..........................     100            8,925
Ford Motor Co. .......................     600           29,212
General Motors Corp. .................     200           12,125
Goodyear Tire and Rubber .............     300           19,088
                                                     ----------
                                                         78,850
                                                     ----------
CONSUMER NON-DURABLES - 0.5%
Federated Department Stores Inc.* ....     200            8,612
Russell Corp. ........................     200            5,312
Sears Roebuck & Co. ..................     200            9,050
Springs Industries Inc. ..............     100            5,200
Toys "R" Us Inc.* ....................     300            9,430
V F Corp. ............................     200            9,188
                                                     ----------
                                                         46,792
                                                     ----------
CONSUMER SERVICES - 0.2%
AMR Corp.* ...........................     100           12,850
Delta Airlines Inc. ..................     100           11,900
                                                     ----------
                                                         24,750
                                                     ----------
ENERGY - 0.6%
Amoco Corp. ..........................     100            8,513
Atlantic Richfield Co. ...............     100            8,013
British Petroleum PLC ................     100            7,969
Phillips Petroleum Co. ...............     200            9,725
Repsol SA ............................     200            8,513
Ultra Mar Diamond Shamrock ...........     200            6,375
YPF Sociedad Anonima .................     300           10,256
                                                     ----------
                                                         59,364
                                                     ----------
FINANCE - 1.7%
Allstate Corp. .......................     100            9,088
American General Corp. ...............     100            5,406
Bank of New York Inc. ................     100            5,780
Case Corp. ...........................     300           18,130
Chase Manhattan Corp. ................     100           10,950
Chubb Corp.(++) ......................     100            7,562
Cigna Corp. ..........................     100           17,306
Crestar Financial Corp. ..............     100            5,700
Everest Reinsurance Holdings .........     200            8,250
Federal National Mortgage Association(++)  100            5,705
First Union Corp. ....................     420           21,525
Foundation Health Systems* ...........     260            5,818
Hartford Financial Services Group ....     100            9,355
Mellon Bank Corp. ....................     200           12,125
Old Republic International Corp. .....     200            7,438
Reliastar Financial Corp. ............     200            8,238
Republic NY Corp. ....................     100           11,419
TIG Holdings Inc. ....................     100            3,319
Transatlantic Holdings Inc. ..........      50            3,575
                                                     ----------
                                                        176,689
                                                     ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. .........................     400            6,000
Standard Register ....................     100            3,475
                                                     ----------
                                                          9,475
                                                     ----------
MISCELLANEOUS - 0.2%
Aeroquip Vickers Inc. ................     400           19,625
Dillards Inc. ........................     200            7,050
Raytheon Co. .........................      12              592
                                                     ----------
                                                         27,267
                                                     ----------
SHELTER - 0.1%
Owens Corning ........................     200            6,825
                                                     ----------
TECHNOLOGY - 0.6%
Beckman Industries Inc. ..............     200            8,000
International Business Machines ......     200           20,913
Quantum Corp.* .......................     200            4,013
Seagate Technology* ..................     200            3,850
Stratus Computer Inc.* ...............     300           11,344
TRW Inc. .............................     100            5,338
Tektronix Inc. .......................     150            5,953
Western Digital Corp.* ...............     200            3,214
                                                     ----------
                                                         62,625
                                                     ----------
TRANSPORTATION - 0.0%
CSX Corp. ............................     100            5,400
                                                     ----------
UTILITIES - 0.2%
Cinergy Corp. ........................     100            3,830
DTE Energy Co. .......................     200            6,938
Duke Power Co. .......................     104            5,759
Entergy Corp. ........................     200            5,988
GPU Inc. .............................     100            4,212
                                                     ----------
                                                         26,727
                                                     ----------
TOTAL COMMON STOCKS ..................                  742,034
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
--------------------------------------------------------------------------------


Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ................                    6,265
                                                     ----------
TOTAL LARGE CAP VALUE
 (Identified Cost $661,951) ..........                  748,299
                                                     ----------

SMALL CAP GROWTH--7.8%

--------------------------------------------------------------------------------
COMMON STOCKS - 7.7%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.4%
Central Packing Corp. ................     690         $ 31,266
OM Group Inc. ........................     375           13,733
                                                     ----------
                                                         44,999
                                                     ----------
CAPITAL GOODS - 0.3%
Hardinge Brothers Inc.* ..............     520           19,370
ITEQ Inc.* ...........................     960           11,040
                                                     ----------
                                                         30,410
                                                     ----------
CONSUMER BASICS - 1.0%
Human Genome Sciences Inc.* ..........     405           16,099
Parexel International Corp.* .........     610           22,570
Renal Treatment Centers Inc.* ........     510           18,424
Suiza Foods Corp.* ...................     510           30,377
Whole Foods Market Inc.* .............     300           15,338
                                                     ----------
                                                        102,808
                                                     ----------
CONSUMER DURABLE - 0.1%
Tower Automotive Inc.* ...............     325           13,670
                                                     ----------
CONSUMER NON-DURABLES - 0.3%
Henry Schein Inc.* ...................     565           19,775
Men's Wearhouse Inc.* ................     490           17,028
                                                     ----------
                                                         36,803
                                                     ----------
CONSUMER SERVICES - 0.2%
Premier Parks Inc.* ..................     410           16,605
                                                     ----------
ENERGY - 0.5%
Forcenergy Inc.* .....................     665           17,415
Key Energy Group Inc.* ...............     460            9,976
Lomak Petroleum Inc. .................   1,030           16,738
Superior Energy Services Inc.* .......     375            3,797
                                                     ----------
                                                         47,926
                                                     ----------
FINANCE - 0.3%
Allied Group Inc. ....................     757           21,669
Metris Companies Inc.* ...............     290            9,933
                                                     ----------
                                                         31,602
                                                     ----------
GENERAL BUSINESS - 2.0%
Abacus Direct Corp.* .................     475           19,475
Executive Risk Inc. ..................     345           24,085
Heftel Broadcasting Corp.* ...........     630           29,453
Intelliquest Information Group* ......     450            5,963
Lamar Advertising Co.* ...............     595           23,651
Metro Networks Inc.* .................     295            9,661
NFO Research Inc.* ...................     970           20,309
Profit Recovery Group International Inc.*  700           12,425
Registry Inc.* .......................     335           15,368
Snyder Communications Inc.* ..........     750           27,375
Whittman Hart Inc.* ..................     535           18,324
                                                     ----------
                                                        206,089
                                                     ----------
MISCELLANEOUS - 1.5%
AHL Services Inc.* ...................     280            6,895
American Disposal Services Inc.* .....     290           10,585
Concentra Managed Care Inc.* .........     585           19,744
Gray Communications Systems Inc. .....     415           10,686
Probusiness Services Inc.* ...........      40              915
QAD Inc.* ............................     690            8,710
Rental Service Corp.* ................     885           21,738
Romac International Inc.* ............     355            8,675
Sirrom Capital Corp. .................     530           27,626
Suburban Lodges America Inc.* ........     975           12,980
Synthetic Industries Inc.* ...........     490           12,128
Viropharma Inc.* .....................     440            7,755
Wilmar Industries Co.* ...............     480           11,460
                                                     ----------
                                                        159,897
                                                     ----------
TECHNOLOGY - 0.8%
CDW Computer Centers Inc.* ...........     315           16,419
Claremont Technology Group Inc.* .....     425            7,863
E Trade Group Inc.* ..................     240            5,520
ETEC Systems Inc.* ...................     145            6,742
Harbinger Corp.* .....................     355            9,984
Inacom Corp.* ........................     310            8,699
Sipex Corp.* .........................     405           12,251
Somas Medical Technology* ............     375            4,781
Speedfam International Inc.* .........     235            6,228
                                                     ----------
                                                         78,487
                                                     ----------
TRANSPORTATION - 0.3%
Eagle U.S.A. Airfreight Inc.* ........     615           17,528
Hub Group Inc.* ......................     280            8,330
                                                     ----------
                                                         25,858
                                                     ----------
TOTAL COMMON STOCKS ..................                  795,154
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.1%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ................                   15,213
                                                     ----------
TOTAL SMALL CAP GROWTH
 (Identified Cost $662,874) ..........                  810,367
                                                     ----------

SMALL CAP VALUE--8.2%

--------------------------------------------------------------------------------
COMMON STOCKS - 8.2%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.6%
Atchison Casting Corp.* ..............     100            1,625
Carpenter Technology Corp. ...........     100            4,806
Keystone Consolidated Industries Inc.*   1,200           14,400
LTV Corp. ............................   2,300           22,425
Oil-Dri Corp. of America .............     800           13,200
Reliance Steel & Aluminum Co. ........     200            5,950
                                                     ----------
                                                         62,406
                                                     ----------
CAPITAL GOODS - 1.4%
American Buildings Co.* ..............     400           10,100
Astro-Med Inc. .......................     700            5,600
Commercial Intertech Corp. ...........     700           12,450
D.R. Horton Inc. .....................   1,000           17,375
ESCO Electronics Corp.* ..............   1,100           18,563
Global Industrial Technologies Inc.* .     800           13,550
JLG Industries Inc. ..................   2,000           28,250
Perini Corp.* ........................     500            4,500
Ultrak Inc.* .........................   1,100           10,106
United Industrial Corp. ..............   1,700           18,488
                                                     ----------
                                                        138,982
                                                     ----------
CONSUMER BASICS - 1.4%
Cohr Inc.* ...........................     800           10,200
Dimon Inc. ...........................     700           18,375
Ekco Group Inc.* .....................   2,300           17,825
MMI Companies Inc. ...................     900           22,613
Matrix Pharmaceuticals* ..............   2,400            8,250
Nash Finch Co. .......................     200            3,800
Orthologic Corp.* ....................   1,800           10,012
RLI Corp. ............................     100            4,980
Schultz Sav-O Stores Inc. ............     750           11,625
Schweitzer-Mauduit International Inc.      300           11,175
Standard Commercial Corp.* ...........   1,305           21,614
ThermoTrex Corp.* ....................     400            8,850
                                                     ----------
                                                        149,319
                                                     ----------
CONSUMER DURABLE GOODS - 0.6%
Coachmen Industries Inc. .............   1,000           21,563
Flexsteel Industries Inc. ............     500            7,063
Haskel International Inc. ............     500            5,969
Oshkosh Truck Corp. Class B ..........     600           10,838
Republic Automotive Parts Inc.* ......     400            5,850
West Co. Inc. ........................     300            8,925
                                                     ----------
                                                         60,208
                                                     ----------
CONSUMER NON-DURABLES - 0.2%
Brookstone Inc.* .....................     800           10,000
Haverty Furniture Companies Inc. .....     300            4,050
Syms Corp.* ..........................   1,100           13,062
                                                     ----------
                                                         27,112
                                                     ----------
CONSUMER SERVICES - 0.2%
Aztar Corp.* .........................   1,900           11,875
Cannondale Corp.* ....................     600           13,050
                                                     ----------
                                                         24,925
                                                     ----------
ENERGY - 0.0%
Atwood Oceanics Inc.* ................      50            2,369
                                                     ----------
FINANCE - 1.2%
APS Holdings Corp. Class A* ..........   1,900            4,750
Allied Life Financial Corp. ..........     500           10,938
BankAtlantic Bancorp Inc. Class A ....     500            8,156
BankAtlantic Bancorp Inc. Class B ....     300            5,025
Centris Group Inc. ...................     100            2,231
Downey Financial Corp. ...............     400           11,375
FBL Financial Group Inc. Class A .....     200            8,025
Farm Family Holdings Inc.* ...........     300            9,769
Flagstar Bancorp Inc. ................     600           11,878
GA Financial Inc. ....................     300            5,663
Homeside Inc.* .......................     500           13,780
Matrix Capital Corp.* ................     700           10,675
Ocwen Asset Investment Corp. .........     500           10,250
Penn-America Group Inc. ..............     100            2,050
Professionals Insurance Company
 Management Group* ...................     100            4,300
                                                     ----------
                                                        118,865
                                                     ----------
GENERAL BUSINESS - 0.2%
Ennis Business Forms Inc. ............   1,900           17,575
                                                     ----------
MISCELLANEOUS - 0.7%
Commonwealth Industries Inc. .........     500            7,250
Duckwall Alto Stores Inc.* ...........     100            1,488
Flowserve Corp. ......................     500           13,969
Kevco Inc.* ..........................     400            6,600
Manchester Equipment Inc.* ...........   1,200            4,800
Motor Cargo Industries Inc.* .........     100            1,200
Rush Enterprises Inc.* ...............     500            4,000
Seibels Bruce Group Inc.* ............   1,500           11,250
Spacehab Inc.* .......................   1,300           13,730
Spectralink Corp.* ...................     400            1,125
Symons International Group Inc.* .....     300            5,766
                                                     ----------
                                                         71,178
                                                     ----------
SHELTER - 1.0%
Ameron International Corp. ...........     100            6,325
Beazer Homes USA Inc.* ...............     900           17,944
Belmont Homes Inc. ...................   1,000            7,688
Butler Manufacturing Co. .............     200            6,450
Morgan Products Ltd.* ................   2,900           15,406
Patrick Industries Inc. ..............     600            8,850
Ryland Group Inc. ....................     700           16,450
Southern Energy Homes Inc.* ..........   1,200            9,600
U.S. Home Corp.* .....................     300           11,775
                                                     ----------
                                                        100,488
                                                     ----------
TECHNOLOGY - 0.4%
Alliant Techsystems Inc.* ............     100            5,575
Interlink Computer Sciences Inc.* ....     900            3,319
Komag Inc.* ..........................   1,100           16,363
Read-Rite Corp.* .....................     600            9,450
Trident Microsystems Inc.* ...........     500            4,530
                                                     ----------
                                                         39,237
                                                     ----------
TRANSPORTATION - 0.3%
Fritz Companies Inc.* ................   1,800           25,088
Kenan Transport Co. ..................     200            7,325
                                                     ----------
                                                         32,413
                                                     ----------
TOTAL SMALL CAP VALUE
 (Identified Cost $832,926) ..........                  845,077
                                                     ----------

INTERNATIONAL EQUITY--7.3%

--------------------------------------------------------------------------------
COMMON STOCKS - 7.3%
--------------------------------------------------------------------------------

AUSTRIA - 0.1%
Bohler Uddeholm ......................     135            7,914
                                                     ----------

AUSTRALIA - 0.3%
Australia & New Zealand Bank Group ...   2,055           13,581
Pioneer International Ltd. ...........   3,185            8,698
Quantas Airways ......................   3,355            5,939
                                                     ----------
                                                         28,218
                                                     ----------
CANADA - 0.4%
Bank of Nova Scotia ..................     180            8,483
Canadian Imperial Bank ...............     345           10,767
Imasco Ltd. ..........................     410           14,489
Noranda Inc. .........................     255            4,515
                                                     ----------
                                                         38,254
                                                     ----------
FINLAND - 0.1%
Rauma Oy .............................     208            3,243
UPM Kymmene Oy .......................     540           10,798
                                                     ----------
                                                         14,041
                                                     ----------
FRANCE - 0.6%
Elf Aquitaine ........................      60            6,978
Lafarge Coppee .......................     220           14,435
Pernod Ricard ........................     275           16,175
Seita ................................     400           14,356
Societe Generale .....................      37            5,041
Usinor Sacilor .......................     585            8,447
                                                     ----------
                                                         65,432
                                                     ----------
GERMANY - 0.2%
Commerzbank AG .......................     565           22,236
                                                     ----------
GREAT BRITAIN - 1.9%
Abbey National .......................     805           14,491
Allied Domecq PLC ....................   1,600           13,823
BTR PLC ..............................   4,860           14,688
Bat Industries .......................   1,400           12,767
Coats Viyella ........................   6,900           10,313
Commercial Union .....................     880           12,271
Cookson Group ........................   1,300            4,206
Energy Group .........................     790            8,720
Hanson ...............................   3,055           13,630
Harrison & Crosfield .................   5,665           13,120
Hillsdown Holdings ...................   4,300           10,453
Hyder ................................     965           15,343
Lex Service ..........................   1,750           13,366
Powergen .............................   1,075           13,984
Safeway ..............................   2,060           11,606
Tate & Lyle ..........................   1,260           10,368
Tomkins ..............................     800            3,784
                                                     ----------
                                                        196,933
                                                     ----------
HONG KONG - 0.5%
China Light & Power ..................     500            2,775
Dickson Concept Industries ...........   2,500            3,646
HSBC Holdings ........................     500           12,324
Hang Lung Development Co. ............   3,000            4,220
Hong Kong Telecomm ...................   3,600            7,410
New World Development Co. ............   1,000            3,459
South China Morning Post .............   2,000            1,407
Swire Pacific ........................   2,000           10,969
                                                     ----------
                                                         46,210
                                                     ----------
IRELAND - 0.1%
Jefferson Smurfit ....................   3,750           10,568
                                                     ----------
ITALY - 0.1%
Eni Spa ..............................   2,400           13,608
                                                     ----------
JAPAN - 0.9%
Koito Manufacturing Co. ..............   2,000            7,965
Kyocera Corp. ........................     200            9,068
Nichicon Corp. .......................   1,000            9,267
Nintendo Co. .........................     100            9,803
Promise Co. ..........................     220           12,199
Sekisui Chemical .....................   1,000            5,078
Sony Corp. ...........................     100            8,884
Suzuki Motor Corp. ...................   2,000           18,075
Yodogawa Steel Works .................   2,000            8,134
                                                     ----------
                                                         88,473
                                                     ----------
NETHERLANDS - 0.6%
ABN Amro Holdings NV .................     680           13,247
Akzo Nobel NV ........................      96           16,552
Hollandsche Beton ....................     530            9,855
Ing Group NV .........................     269           11,330
Koninklijke PTT NV ...................     300           12,517
                                                     ----------
                                                         63,501
                                                     ----------
NEW ZEALAND - 0.1%
Fletcher Challenge ...................   2,900            5,927
                                                     ----------
NORWAY - 0.2%
Kvaerner ASA .........................     170            8,654
Nycomed Amersham* ....................     376           13,643
                                                     ----------
                                                         22,297
                                                     ----------
SPAIN - 0.3%
Banco Santander SA ...................     475           15,870
Repsol SA ............................     345           14,719
                                                     ----------
                                                         30,589
                                                     ----------
SWEDEN - 0.1%
Electrolux AB ........................     150           10,409
                                                     ----------
SWITZERLAND - 0.7%
Forbo Holdings .......................      34           13,891
Nestle SA ............................      10           14,981
Saurer AG ............................      10            7,254
Schweizerische
 Rueckversicherungs-Gesellschaft .....       8           14,958
Schweizerische
 Industrie-Gesellschaft Holding AG ...       5           13,687
Sulzer AG ............................      17           10,773
                                                     ----------
                                                         75,544
                                                     ----------
UNITED STATES - 0.1%
Jardine Matheson .....................   2,000           10,200
                                                     ----------
TOTAL INTERNATIONAL EQUITY
 (Identified Cost $719,586) ..........                  750,354
                                                     ----------

DOMESTIC FIXED INCOME--24.7%

--------------------------------------------------------------------------------
FIXED INCOME - 23.5%
--------------------------------------------------------------------------------

CORPORATE BONDS - 2.7%
Atlantic City Electric Co.
 7.01% due 8/23/02 ...................$ 40,000           41,308
Commonwealth Edison Co.
 7.00% due 7/01/05 ...................  43,000           44,403
Equitable Life Assurance
 6.95% due 12/01/05 ..................  30,000           30,542
GTE North Inc.
 6.40% due 2/15/05 ...................  20,000           19,968
International Business Machines
 6.22% due 8/01/27 ...................  35,000           35,291
Jackson National Life Insurance Co.
 8.15% due 3/15/27 ...................  50,000           54,926
Lockheed Martin Corp.
 7.20% due 5/01/36 ...................  50,000           54,186
                                                     ----------
                                                        280,624
                                                     ----------
MORTGAGE BACKED - 1.3%
Federal Home Loan Mortgage Corp.
 6.00% due 3/15/09 ...................  27,744           26,522
Federal National Mortgage Association
 7.349% due 8/17/21 ..................  50,000           54,280
Structured Asset Securities Corp.
 6.79% due 10/15/34 ..................  49,819           50,925
                                                     ----------
                                                        131,727
                                                     ----------
U. S. TREASURY OBLIGATIONS - 19.5%
United States Treasury Bonds
 6.50% due 11/15/26 .................. 105,000          112,088
 6.375% due 8/15/27 ..................  50,000           52,735
                                                     ----------
                                                        164,823
                                                     ----------
UNITED STATES TREASURY NOTES
 6.00% due 5/31/98 ................... 502,000          502,863
 5.875% due 1/31/99 .................. 399,000          399,934
 5.875% due 11/15/99 ................. 125,000          125,449
 6.25% due 1/31/02 ................... 617,000          627,989
 6.50% due 5/31/02 ................... 100,000          102,922
 6.25% due 6/30/02 ...................  40,000           40,794
 6.50% due 10/15/06 ..................  50,000           52,352
                                                     ----------
                                                      1,852,303
                                                     ----------
 TOTAL U.S. TREASURY OBLIGATIONS .....                2,017,126
                                                     ----------
TOTAL FIXED INCOME ...................                2,429,477
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ................                  124,134
                                                     ----------
TOTAL DOMESTIC FIXED INCOME
 (Identified Cost $2,504,798) ........                2,553,611
                                                     ----------

INTERNATIONAL BOND--27.0%

--------------------------------------------------------------------------------
FIXED INCOME - 20.0%
--------------------------------------------------------------------------------

                            Currency
                            ---------
ARGENTINA - 0.3%
Republic of Argentina Bocon
 3.39% due 4/01/01 ........   ARS       28,000       $   28,411
                                                     ----------

AUSTRALIA - 0.8%
Australia Government
 7.50% due 9/15/09 ........   AUD      108,000           79,038
                                                     ----------

CANADA - 1.6%
Canadian Government
 8.75% due 12/01/05 .......   CAD      199,000          167,091
                                                     ----------

CROATIA - 0.3%
Republic of Croatia
 6.625% due 7/31/06 .......   $         28,323           27,403
                                                     ----------

DENMARK - 0.5%
Kingdom of Denmark
 8.00% due 5/15/03 ........   DKK      300,000           49,436
                                                     ----------

FRANCE - 1.1%
Government of France
 7.75% due 10/25/05 .......   FRF      594,000          114,684
                                                     ----------

GERMANY - 0.8%
Treuhandanstalt
 7.375% due 12/02/02 ......   DEM      130,000           80,170
                                                     ----------

GREAT BRITAIN - 3.0%
U. K. Treasury
 8.50% due 12/07/05 .......   GBP      114,000          211,294
 7.25% due 12/07/07 .......   GBP       58,000          102,023
                                                     ----------
                                                        313,317
                                                     ----------

GREECE - 1.1%
Hellenic Republic
 11.10% due 6/17/03 .......   GRD    1,200,000            4,051
Republic of Greece
 11.00% due 10/23/03 ......   GRD    4,400,000           14,979
 8.80% due 6/19/07 ........   GRD   30,500,000           98,782
                                                     ----------
                                                        117,812
                                                     ----------
ITALY - 0.9%
Republic of Italy
 6.00% due 1/01/00 ........   ITL   50,000,000           28,942
 7.25% due 11/01/26 .......   ITL   95,000,000           62,510
                                                     ----------
                                                         91,452
                                                     ----------
JAPAN - 1.9%
Government of Japan
 4.10% due 12/22/03 .......   JPY    6,900,000           60,768
 2.60% due 9/20/07 ........   JPY   16,550,000          134,560
                                                     ----------
                                                        195,328
                                                     ----------

PHILLIPPINES - 0.2%
Eurobank Reconstruction &
 Development
 9.00% due 4/22/98 ........   PHP    1,000,000           21,235
                                                     ----------
POLAND - 0.2%
Government of Poland
 6.687% due 10/27/24 ......   $         24,000           23,130
                                                     ----------
SPAIN - 0.5%
Government of Spain
 10.00% due 2/28/05 .......   ESP    7,000,000           58,228
                                                     ----------
SWEDEN - 4.3%
Kingdom of Sweden
 11.00% due 1/21/99 .......   SEK      100,000           13,346
 10.25% due 5/05/00 .......   SEK    2,000,000          278,245
 8.00% due 8/15/07 ........   SEK    1,100,000          158,691
                                                     ----------
                                                        450,282
                                                     ----------
UNITED STATES - 2.5%
United States Treasury Notes
 3.625% due 7/15/02 .......   $        252,235          250,974
                                                     ----------
TOTAL FIXED INCOME ........                           2,067,991
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 6.8%
--------------------------------------------------------------------------------

American Telephone & Telegraph
 5.76% due 2/12/98 ........   $        100,000           99,328
Aubrey G. Lanston
 Repurchase Agreement
 5.25% due 1/02/98(+) .....                             104,274
Canadian Government
 5.72% due 1/30/98 ........   $        100,000           99,539
Canadian Treasury Bills
 3.98% due 4/02/98 ........   CAD       75,000           51,959
Ford Motor Co.
 5.54% due 1/08/98 ........   $        100,000           99,892
General Electric Credit Corp.
 5.55% due 1/21/98 ........   $        100,000           99,692
New Center Asset Trust
 5.56% due 1/21/98 ........   $        100,000           99,691
Poland Treasury Bills
 5.00% due 4/22/98 ........   PLN       60,000           15,887
 4.94% due 5/13/98 ........   PLN       40,000           10,458
Republic of Argentina
 7.34% due 3/20/98 ........   $         10,000            9,745
United States Treasury Bills
 4.93% due 2/05/98 ........   $         10,000            9,952
                                                     ----------
TOTAL SHORT-TERM OBLIGATIONS                            700,417
                                                     ----------

--------------------------------------------------------------------------------
INTENATIONAL BOND OPTIONS - 0.2%
--------------------------------------------------------------------------------

Purchased calls
AUD 310,000 Australian Government Bonds
 @ AUD 106.96 exp. date 2/09/98 ......                   20,037
                                                     ----------
TOTAL INTERNATIONAL BOND OPTIONS .....                   20,037
                                                     ----------

TOTAL INTERNATIONAL BOND
 (Identified Cost $2,864,603) ........              $ 2,788,445
                                                     ----------

SHORT-TERM--15.8%

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 15.8%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+)
 (Identified Cost $1,636,222) ........                1,636,222
                                                     ----------

TOTAL INVESTMENTS
 (Identified Cost $10,549,155) ....... 105.7%        10,913,862

OTHER ASSETS,
 LESS LIABILITIES ....................  (5.7)         (592,797)
                                        -----        ----------

TOTAL NET ASSETS ..................... 100.0%       $10,321,065
                                       =====        ===========
 *   Non income producing
 (+) The Portfolio owns in aggregate Aubrey G. Lanston Repurchase Agreements
     5.25%, due 1/02/98 valued at $1,921,001, proceeds at maturity $1,921,561, collateralized by $1,836,000 United States Treasury Note, 7.50% due 11/15/01, with a value of $1,943,865, portions of which are separately listed by each asset class.
(++) The Portfolio owns in aggregate 225 shares of Deere & Co., valued at $13,120; 250 shares of Chubb Corp., valued at $18,906; and 435 shares of Federal National Mortgage Association, valued at $24,821, portions of which are separately listed by each asset class.

 See notes to financial statements

--------------------------------------------------------------------------------
                  Foreign Currency Legend
                  -----------------------
                  Symbol             Country
                  ------             -------
                  ARS                Argentina
                  AUD                Australia
                  CAD                Canada
                  DKK                Denmark
                  FRF                France
                  DEM                Germany
                  GBP                Great Britain
                  GRD                Greece
                  ITL                Italy
                  JPY                Japan
                  PHP                Phillippines
                  PLN                Poland
                  ESP                Spain
                  SEK                Sweden

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1997 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                   MARKET        AGGREGATE     DELIVERY DATE        APPRECIATION
                 CURRENCY                       COUNTRY            VALUE         FACE VALUE    OF CONTRACTS        (DEPRECIATION)
                 -------                         ------            -----          -------        ----------          -----------
Deutsche Mark (Buy) ....................    Germany              $622,950         $641,629      January-1998         $(18,679)
Deutsche Mark (Sell) ...................    Germany                95,769           99,610      January-1998             3,841
Deutsche Mark (Buy) ....................    Germany               547,884          556,673      March-1998             (8,789)
Deutsche Mark (Sell) ...................    Germany               718,610          725,234      March-1998               6,624
Dollar (Buy) ...........................    Australia              21,514           24,375      January-1998           (2,861)
Dollar (Buy) ...........................    Canada                 46,908           47,755      January-1998             (847)
Dollar (Buy) ...........................    Canada                162,695          163,449      March-1998               (754)
Dollar (Sell) ..........................    Canada                175,318          186,678      March-1998              11,360
Drachma (Buy) ..........................    Greece                 75,955           77,094      January-1998           (1,139)
Drachma (Sell) .........................    Greece                116,890          119,517      January-1998             2,627
Drachma (Sell) .........................    Greece                 66,457           66,780      February-1998              323
ECU (Buy) ..............................    Europe                 47,497           49,485      January-1998           (1,988)
ECU (Sell) .............................    Europe                 47,273           48,554      January-1998             1,281
Franc (Buy) ............................    Belgium                51,284           52,055      January-1998             (771)
Franc (Buy) ............................    Belgium                24,320           24,447      March-1998               (127)
Franc (Buy) ............................    France                 20,620           21,538      January-1998             (918)
Franc (Buy) ............................    France                 83,384           84,090      March-1998               (706)
Franc (Buy) ............................    Switzerland             1,370            1,377      January-1998               (7)
Franc (Buy) ............................    Switzerland            75,151           76,984      March-1998             (1,833)
Franc (Sell) ...........................    Switzerland           120,585          122,478      January-1998             1,893
Franc (Sell) ...........................    Switzerland           144,657          145,858      February-1998            1,201
Franc (Sell) ...........................    Switzerland             1,382            1,389      March-1998                   7
Guilder (Buy) ..........................    Netherlands           106,620          111,034      January-1998           (4,414)
Guilder (Sell) .........................    Netherlands             7,433            7,549      March-1998                 116
Koruna (Buy) ...........................    Czechoslovakia          4,588            4,722      January-1998             (134)
Koruna (Sell) ..........................    Czechoslovakia          4,588            4,604      January-1998                16
Krone (Buy) ............................    Norway                 47,394           49,784      February-1998          (2,390)
Krona (Sell) ...........................    Sweden                244,529          258,857      January-1998            14,328
Lira (Buy) .............................    Italy                 193,584          199,319      January-1998           (5,735)
Markka (Buy) ...........................    Finland                27,834           28,825      January-1998             (991)
Markka (Sell) ..........................    Finland                20,190           21,082      January-1998               892
Peseta (Buy) ...........................    Spain                  98,548          103,194      January-1998           (4,646)
Pound (Buy) ............................    Great Britain          52,489           54,079      January-1998           (1,590)
Pound (Sell) ...........................    Great Britain          27,083           27,043      January-1998              (40)
Pound (Buy) ............................    Ireland                56,905           60,400      January-1998           (3,495)
Pound (Sell) ...........................    Ireland                42,679           45,049      January-1998             2,370
Ringgit (Buy) ..........................    Malaysia               15,437           15,734      January-1998             (297)
Ringgit (Sell) .........................    Malaysia               15,436           15,680      January-1998               244
Rupiah (Buy) ...........................    Indonesia              10,157           13,629      January-1998           (3,472)
Rupiah (Sell) ..........................    Indonesia              10,130           10,358      January-1998               228
Schilling (Buy) ........................    Austria                25,534           25,906      January-1998             (372)
Yen (Buy) ..............................    Japan                 631,375          677,543      January-1998          (46,168)
Yen (Sell) .............................    Japan                  79,896           81,016      January-1998             1,120
                                                                                                                     ---------
                                                                                                                     $(64,692)
                                                                                                                     =========

CITISELECT(R) VIP FOLIO 300
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

ISSUER                                    SHARES        VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--9.7%

--------------------------------------------------------------------------------
COMMON STOCKS--9.2%
--------------------------------------------------------------------------------

CAPITAL GOODS/PRODUCER MANUFACTURER - 0.9%
Deere & Co.(++) .....................      220         $ 12,829
General Electric Co. ................      980           71,908
Illinois Tool Works Inc. ............      455           27,357
Xerox Corp. .........................      230           16,977
                                                     ----------
                                                        129,071
                                                     ----------
COMMERCIAL SERVICES - 0.2%
Automatic Data Processing Inc.* .....      330           20,254
Interpublic Group Companies Inc. ....      275           13,698
                                                     ----------
                                                         33,952
                                                     ----------
CONSUMER DURABLES - 0.1%
Leggett & Platt Inc. ................      395           16,541
                                                     ----------

CONSUMER NON-DURABLES - 1.1%
Clorox Co. ..........................      295           23,323
Coca Cola Co. .......................      705           46,971
Gillette Co. ........................      315           31,638
Mattel Inc. .........................      415           15,459
Procter & Gamble Co. ................      415           33,122
                                                     ----------
                                                        150,513
                                                     ----------
CONSUMER SERVICES - 0.8%
Carnival Corp. ......................      480           26,580
Clear Channel Communications* .......      370           29,392
Cracker Barrel Old Country Store ....      505           16,854
Gannett Inc. ........................      420           25,961
Walt Disney Co.                            130           12,878
                                                     ----------
                                                        111,665
                                                     ----------
ENERGY - 0.1%
Schlumberger Ltd. ...................      165           13,283
                                                     ----------
FINANCE - 1.3%
American International Group Inc. ...      170           18,488
Chubb Corp.(++) .....................      275           20,797
Federal National Mortgage Association(++)  580           33,096
MGIC Investment Corp. ...............      300           19,950
Norwest Corp. .......................      450           17,381
State Street Corp. ..................      315           18,329
Travelers Group Inc. ................      525           28,284
U.S. Bancorp. .......................      135           15,112
Zions Bancorp .......................      415           18,831
                                                     ----------
                                                        190,268
                                                     ----------
HEALTHCARE - 2.1%
Abbott Labs .........................      420           27,536
Cardinal Health Inc. ................      270           20,284
Health Management Association* ......      650           16,413
Johnson & Johnson ...................      445           29,314
Lilly, Eli & Co. ....................      395           27,502
Lincare Holding Inc.* ...............      445           25,365
Merck & Co. .........................      475           50,469
Pfizer Inc. .........................      610           45,483
Schering Plough Corp. ...............      430           26,714
Warner Lambert Co. ..................      235           29,140
                                                     ----------
                                                        298,220
                                                     ----------
RETAIL - 1.3%
Bed Bath & Beyond Inc.* .............      620           23,870
Consolidated Stores* ................      410           18,014
Gap Inc. ............................      480           17,010
Home Depot ..........................      630           37,091
Kohls Corp.* ........................      310           21,119
Wal Mart Stores Inc. ................    1,010           39,832
Walgreen Co. ........................      765           24,002
                                                     ----------
                                                        180,938
                                                     ----------
TECHNOLOGY - 1.2%
Adaptec Inc. ........................      245            9,095
Ameritech Corp. .....................      430           34,614
Cisco Systems Inc.* .................      435           24,250
Computer Association International Inc.    440           23,265
HBO & Co. ...........................      445           21,360
Intel Corp. .........................      280           19,670
Parametric Technology Corp.* ........      295           13,976
Sun Guard Data Systems* .............      715           22,165
                                                     ----------
                                                        168,395
                                                     ----------
TRANSPORTATION - 0.1%
Southwest Airlines Co. ..............      850           20,931
                                                     ----------
TOTAL COMMON STOCKS                                   1,313,777
                                                     ----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.5%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ...............                    66,768
                                                     ----------
TOTAL LARGE CAP GROWTH
 (Identified Cost $1,211,777 ) ......                 1,380,545
                                                     ----------

LARGE CAP VALUE--9.4%

--------------------------------------------------------------------------------
COMMON STOCKS--9.2%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.8%
Cabot Corp. .........................      300            8,287
Dow Chemical Co. ....................      200           20,300
E. I. du Pont de Nemours & Co. ......      200           12,012
FMC Corp.* ..........................      200           13,462
Great Lakes Chemical Corp. ..........      400           17,950
IMC Global Inc. .....................      300            9,825
Inland Steel Industries Inc. ........      400            6,850
National Steel Corp.* ...............      300            3,469
Rohm & Haas Co. .....................      200           19,150
Westvaco Corp. ......................      200            6,287
                                                     ----------
                                                        117,592
                                                     ----------
CAPITAL GOODS - 0.9%
Arrow Electronics Inc.* .............      400           12,975
Caterpillar Inc. ....................      200            9,712
Cummins Engine Inc. .................      500           29,531
Deere & Co.(++) .....................      200           11,663
Harnischfeger Industries Inc. .......      600           21,187
Kennametal Inc. .....................      300           15,544
Parker Hannifin Corp. ...............      400           18,350
Tecumseh Products Co. ...............      300           14,625
                                                     ----------
                                                        133,587
                                                     ----------
CONSUMER BASICS - 1.0%
Bergen Brunswig Corp. ...............      175            7,372
Columbia/HCA Healthcare Corp. .......      600           17,775
IBP Inc. ............................      400            8,375
Mallinckrodt Inc. ...................      300           11,400
Maxicare Health Plans Inc.* .........      300            3,262
Philip Morris Companies Inc. ........      700           31,719
RJR Nabisco Holdings Corp. ..........      800           30,000
Tupperware Corp. ....................      300            8,363
Universal Foods Corp. ...............      300           12,674
Vencor Inc.* ........................      200            4,888
Wellpoint Health Networks Inc. ......      200            8,450
                                                     ----------
                                                        144,278
                                                     ----------
CONSUMER DURABLE GOODS - 1.0%
Dana Corp. ..........................      300           14,250
Eaton Corp. .........................      200           17,850
Ford Motor Co. ......................    1,000           48,688
General Motors Corp. ................      400           24,250
Goodyear Tire and Rubber ............      500           31,813
                                                     ----------
                                                        136,851
                                                     ----------
CONSUMER NON-DURABLES - 0.6%
Federated Department Stores Inc.* ...      400           17,225
Russell Corp. .......................      300            7,969
Sears Roebuck & Co. .................      400           18,100
Springs Industries Inc. .............      200           10,400
Toys "R" Us Inc.* ...................      400           12,575
V F Corp. ...........................      400           18,375
                                                     ----------
                                                         84,644
                                                     ----------
CONSUMER SERVICES - 0.4%
AMR Corp.* ..........................      200           25,700
Delta Airlines Inc. .................      200           23,800
                                                     ----------
                                                         49,500
                                                     ----------
ENERGY - 0.8%
Amoco Corp. .........................      200           17,025
Atlantic Richfield Co. ..............      200           16,025
British Petroleum PLC ...............      200           15,938
Phillips Petroleum Co. ..............      300           14,588
Repsol ..............................      300           12,769
Ultra Mar Diamond Shamrock ..........      400           12,750
YPF Sociedad Anonima ................      500           17,094
                                                     ----------
                                                        106,189
                                                     ----------
FINANCE - 2.0%
Allstate Corp. ......................      200         $ 18,175
American General Corp. ..............      200           10,812
Bank of New York Inc. ...............      200           11,562
Case Corp. ..........................      500           30,219
Chase Manhattan Corp. ...............      200           21,900
Chubb Corp.(++) .....................      100            7,562
Cigna Corp. .........................      100           17,306
Crestar Financial Corp. .............      100            5,700
Everest Reinsurance Holdings ........      400           16,500
Federal National Mortgage Association(++)  200           11,413
First Union Corp. ...................      530           27,163
Foundation Health Systems* ..........      620           13,873
Hartford Financial Services Group ...      200           18,712
Mellon Bank Corp. ...................      200           12,125
Old Republic International Corp. ....      400           14,875
Reliastar Financial Corp. ...........      400           16,475
Republic NY Corp. ...................      100           11,419
TIG Holdings Inc. ...................      300            9,956
Transatlantic Holdings Inc. .........      150           10,725
                                                     ----------
                                                        286,472
                                                     ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. ........................      900           13,500
Standard Register ...................      200            6,950
                                                     ----------
                                                         20,450
                                                     ----------
MISCELLANEOUS - 0.3%
Aeroquip Vickers Inc. ...............      700           34,344
Dillards Inc. .......................      300           10,575
Raytheon Co. ........................       25            1,233
                                                     ----------
                                                         46,152
                                                     ----------
SHELTER - 0.1%
Owens Corning .......................      400           13,650
                                                     ----------

TECHNOLOGY - 0.8%
Beckman Industries Inc. .............      400           16,000
International Business Machines .....      400           41,825
Quantum Corp.* ......................      300            6,019
Seagate Technology* .................      400            7,700
Stratus Computer Inc.* ..............      500           18,906
TRW Inc. ............................      200           10,675
Tektronix Inc. ......................      300           11,906
Western Digital Corp.* ..............      400            6,425
                                                     ----------
                                                        119,456
                                                     ----------
TRANSPORTATION - 0.1%
CSX Corp. ...........................      200           10,800
                                                     ----------

UTILITIES - 0.3%
Cinergy Corp. .......................      200            7,663
DTE Energy Co. ......................      300           10,406
Duke Energy Co. .....................      104            5,759
Entergy Corp. .......................      300          $ 8,981
GPU Inc. ............................      200            8,425
                                                     ----------
                                                         41,234
                                                     ----------
TOTAL COMMON STOCKS .................                 1,310,855
                                                     ----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.2%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ...............                    24,279
                                                     ----------
TOTAL LARGE CAP VALUE
 (Identified Cost $1,237,040 ) ......                 1,335,134
                                                     ----------

SMALL CAP GROWTH--10.8%

--------------------------------------------------------------------------------
COMMON STOCKS--9.8%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.5%
Central Packing Corp. ...............    1,057           47,918
OM Group Inc. .......................      685           25,088
                                                     ----------
                                                         73,006
                                                     ----------
CAPITAL GOODS - 0.3%
Hardinge Brothers Inc.* .............      735           27,379
ITEQ Inc.* ..........................    1,680           19,320
                                                     ----------
                                                         46,699
                                                     ----------
CONSUMER BASICS - 1.3%
Human Genome Sciences Inc.* .........      710           28,223
Parexel International Corp.* ........    1,075           39,775
Renal Treatment Centers Inc.* .......      905           32,693
Suiza Foods Corp.* ..................      920           54,798
Whole Foods Market Inc.* ............      515           26,329
                                                     ----------
                                                        181,818
                                                     ----------
CONSUMER DURABLE GOODS - 0.2%
Tower Automotive Inc.* ..............      615           25,868
                                                     ----------

CONSUMER NON-DURABLES - 0.4%
Henry Schein Inc.* ..................      960           33,600
Men's Wearhouse Inc.* ...............      815           28,321
                                                     ----------
                                                         61,921
                                                     ----------
CONSUMER SERVICES - 0.2%
Premier Parks Inc.* .................      590           23,895
                                                     ----------

ENERGY - 0.6%
Forcenergy Inc.* ....................    1,105           28,937
Key Energy Group Inc.* ..............      800           17,350
Lomak Petroleum Inc. ................    1,800           29,250
Superior Energy Services Inc.* ......      695            7,037
                                                     ----------
                                                         82,574
                                                     ----------
FINANCE - 0.4%
Allied Group Inc. ...................    1,205           34,493
Metris Companies Inc.* ..............      650           22,263
                                                     ----------
                                                         56,756
                                                     ----------
GENERAL BUSINESS - 2.5%
Abacus Direct Corp.* ................      745           30,545
Executive Risk Inc. .................      600         $ 41,887
Heftel Broadcasting Corp.* ..........    1,040           48,620
Intelliquest Information Group* .....      765           10,136
Lamar Advertising Co.* ..............      895           35,576
Metro Networks Inc.* ................      410           13,429
NFO Worldwide Inc.* .................    1,675           35,070
Profit Recovery Group International
  Inc.* .............................    1,265          22,454
Registry Inc.* ......................      710           32,571
Snyder Communications Inc.* .........    1,250           45,625
Whittman Hart Inc.* .................      975           33,394
                                                     ----------
                                                        349,307
                                                     ----------
MISCELLANEOUS - 2.1%
AHL Services Inc.* ..................      440           10,835
American Disposal Services Inc.* ....      500           18,250
Concentra Managed Care Inc.* ........      995           33,581
Gray Communications Systems Inc. ....      695           17,896
Probusiness Services Inc.* ..........      830           18,986
QAD Inc.* ...........................    1,155           14,582
Rental Service Corp.* ...............    1,685           41,388
Romac International Inc.* ...........      790           19,306
Sirrom Capital Corp. ................      835           43,524
Suburban Lodges America Inc.* .......    1,390           18,504
Synthetic Industries Inc.* ..........      855           21,161
Viropharma Inc.* ....................      930           16,391
Wilmar Industries Inc.* .............      855           20,413
                                                     ----------
                                                        294,817
                                                     ----------
TECHNOLOGY - 1.0%
CDW Computer Centers Inc.* ..........      540           28,148
Claremont Technology Group Inc.* ....      740           13,690
E Trade Group Inc.* .................      430            9,890
ETEC Systems Inc.* ..................      370           17,205
Harbinger Corp.* ....................      615           17,297
Inacom Corp.* .......................      565           15,855
Sipex Corp.* ........................      710           21,477
Somas Medical Technology* ...........      680            8,670
Speedfam International Inc.* ........      420           11,130
                                                     ----------
                                                        143,362
                                                     ----------
TRANSPORTATION - 0.3%
Eagle U.S.A. Airfreight Inc.* .......    1,085           30,922
Hub Group Inc.* .....................      510           15,173
                                                     ----------
                                                         46,095
                                                     ----------
TOTAL COMMON STOCKS .................                 1,386,118
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--1.0%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ...............                   149,382
                                                     ----------
TOTAL SMALL CAP GROWTH
 (Identified Cost $1,343,392 ) ......                 1,535,500
                                                     ----------

SMALL CAP VALUE--10.2%

BASIC INDUSTRIES - 0.9%
Atchison Casting Corp.* .............      500            8,125
Carpenter Technology Corp. ..........      600         $ 28,838
Keystone Consolidated Industries Inc.*   2,500           30,000
LTV Corp. ...........................    3,500           34,125
Oil-Dri Corp. of America 1,100 ......    18,150
Reliance Steel & Aluminum Co. .......      500           14,875
                                                     ----------
                                                        134,113
                                                     ----------
CAPITAL GOODS - 1.6%
American Buildings Co.* .............      500           12,625
Astro-Med Inc. ......................    1,000            8,000
Commercial Intertech Corp. ..........    1,200           24,900
D.R. Horton Inc. ....................    1,600           27,800
ESCO Electronics Corp.* .............    2,000           33,750
Global Industrial Technologies Inc.*     1,200           20,325
JLG Industries Inc. .................    2,800           39,550
Perini Corp.* .......................      900            8,100
Ultrak Inc.* ........................    1,700           15,619
United Industrial Corp. .............    3,100           33,713
                                                     ----------
                                                        224,382
                                                     ----------
CONSUMER BASICS - 1.6%
Cohr Inc.* ..........................    1,400           17,850
Dimon Inc. ..........................    1,100           28,875
Ekco Group Inc.* ....................    3,000           23,250
MMI Companies Inc. ..................    1,200           30,150
Matrix Pharmaceuticals* .............    3,100           10,656
Nash Finch Co. ......................      200            3,800
Orthologic Corp.* ...................    2,700           15,019
RLI Corp. ...........................      400           19,925
Schultz Sav-O Stores Inc. ...........    1,350           20,925
Schweitzer-Mauduit International Inc.      500           18,625
Standard Commercial Corp.* ..........    2,018           33,423
ThermoTrex Corp.* ...................      500           11,063
                                                     ----------
                                                        233,561
                                                     ----------
CONSUMER DURABLE GOODS - 0.8%
Coachmen Industries Inc. ............    1,600           34,500
Flexsteel Industries Inc. ...........      800           11,300
Haskel International Inc. ...........    1,400           16,713
Oshkosh Truck Corp. Class B .........    1,200           21,675
Republic Automotive Parts Inc.* .....      700           10,238
West Co. Inc. .......................      700           20,825
                                                     ----------
                                                        115,251
                                                     ----------
CONSUMER NON-DURABLES - 0.3%
Brookstone Inc.* ....................    1,200           15,000
Haverty Furniture Companies Inc. ....      500            6,750
Syms Corp.* .........................    1,900           22,563
                                                     ----------
                                                         44,313
                                                     ----------
CONSUMER SERVICES - 0.3%
Aztar Corp.* ........................    3,100           19,375
Cannondale Corp.* ...................      800           17,400
                                                     ----------
                                                         36,775
                                                     ----------
ENERGY - 0.0%
Atwood Oceanics Inc.* ...............       50            2,368
                                                     ----------

FINANCE - 1.3%
APS Holdings Corp. Class A* .........    2,800            7,000
Allied Life Financial Corp. .........      900           19,687
BankAtlantic Bancorp Inc. Class A ...      800           13,050
BankAtlantic Bancorp Inc. Class B ...      400            6,700
Centris Group Inc. ..................      100            2,231
Downey Financial Corp. ..............      700           19,906
FBL Financial Group Inc. Class A ....      300           12,038
Farm Family Holdings Inc.* ..........      400           13,025
Flagstar Bancorp Inc. ...............      900           17,817
GA Financial Inc. ...................      500            9,437
Homeside Inc.* ......................      800           22,050
Matrix Capital Corp.* ...............      700           10,675
Ocwen Asset Investment Corp. ........      800           16,400
Penn America Group Inc. .............      100            2,050
Professionals Insurance Company
 Management Group* ..................      200            8,600
                                                     ----------
                                                        180,666
                                                     ----------
GENERAL BUSINESS - 0.2%
Ennis Business Forms Inc. ...........    2,600           24,050
                                                     ----------

MISCELLANEOUS - 0.9%
Commonwealth Industries Inc. ........      800           11,600
Duckwall Alto Stores Inc.* ..........      100            1,488
Flowserve Corp ......................      900           25,144
Kevco Inc.* .........................    1,000           16,500
Manchester Equipment Inc.* ..........    1,800            7,200
Motor Cargo Industries Inc.* ........      700            8,400
Rush Enterprise Inc.* ...............      800            6,400
Seibels Bruce Group Inc.* ...........    2,200           16,500
Spacehab Inc.* ......................    2,000           21,125
Spectralink Corp.* ..................      600            1,688
Symons International Group Inc.* ....      500            9,608
                                                     ----------
                                                        125,653
                                                     ----------
SHELTER - 1.1%
Ameron International Corp. ..........      100            6,325
Beazer Homes USA Inc.* ..............    1,400           27,913
Belmont Homes Inc. ..................    1,700           13,068
Butler Manufacturing Co. ............      300            9,675
Morgan Products Ltd.* ...............    3,600           19,125
Patrick Industries Inc. .............      800           11,800
Ryland Group Inc. ...................    1,300           30,550
Southern Energy Homes Inc.* .........    1,900           15,200
U.S. Home Corp.* ....................      500           19,625
                                                     ----------
                                                        153,281
                                                     ----------
TECHNOLOGY - 0.4%
Alliant Techsystems Inc.* ...........      200           11,150
Interlink Computer Sciences Inc.* ...    1,500            5,531
Komag Inc.* .........................    1,400           20,825
Read-Rite Corp.* ....................    1,000           15,750
Trident Microsystems Inc.* ..........    1,300           11,781
                                                     ----------
                                                         65,037
                                                     ----------
TRANSPORTATION - 0.3%
Fritz Companies Inc.* ...............    2,400         $ 33,450
Kenan Transport Co. .................      200            7,325
                                                     ----------
                                                         40,775
                                                     ----------
TOTAL COMMON STOCKS .................                 1,380,225
                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.5%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ...............                    64,535
                                                     ----------
TOTAL SMALL CAP VALUE
 (Identifed Cost $1,406,909 ) .......                 1,444,760
                                                     ----------

INTERNATIONAL EQUITY--11.5%

--------------------------------------------------------------------------------
COMMON STOCKS--10.9%
--------------------------------------------------------------------------------

AUSTRIA - 0.1%
Bohler Uddeholm .....................      342           20,049
                                                     ----------

AUSTRALIA - 0.3%
Australia & New Zealand Bank Group ..    4,023           26,587
Pioneer International Ltd. ..........    4,050           11,060
Quantas Airways .....................    5,746           10,171
                                                     ----------
                                                         47,818
                                                     ----------
CANADA - 0.5%
Bank of Nova Scotia .................      316           14,893
Canadian Imperial Bank ..............      560           17,477
Imasco Ltd. .........................      690           24,383
Noranda Inc. ........................      410            7,259
                                                     ----------
                                                         64,012
                                                     ----------
DENMARK - 0.3%
BG Bank .............................      570           38,350
                                                     ----------
FINLAND - 0.3%
Rauma Oy ............................      423            6,596
UPM Kymmene Oy ......................    1,305           26,095
                                                     ----------
                                                         32,691
                                                     ----------
FRANCE - 0.9%
Elf Aquitaine .......................      105           12,212
Lafarge Coppee ......................      295           19,356
Pernod Ricard .......................      580           34,115
Seita ...............................      800           28,711
Societe Generale ....................      183           24,933
Usinor Sacilor ......................      870           12,562
                                                     ----------
                                                        131,889
                                                     ----------
GERMANY - 0.5%
Commerzbank AG ......................      970           38,176
Draegerwerk AG ......................      840           15,316
Dyckerhoff AG .......................       85           22,444
                                                     ----------
                                                         75,936
                                                     ----------
GREAT BRITAIN - 2.8%
Abbey National ......................    1,470           26,463
Allied Domecq PLC ...................    2,545           21,988
BTR PLC .............................    7,934           23,978
Bat Industries ......................    2,947           26,874
Coats Viyella .......................   11,662           17,431
Commercial Union ....................    1,340           18,686
Cookson Group .......................    5,300           17,149
Energy Group ........................    1,150           12,693
Hanson ..............................    6,254           27,902
Harrison & Crosfield ................   10,840           25,105
Hillsdown Holdings ..................    7,056           17,152
Hyder ...............................    1,598           25,407
Lex Service .........................    2,580           19,705
National Westminster ................    1,860           30,917
Powergen ............................    1,785           23,220
Safeway .............................    3,430           19,324
Tate & Lyle .........................    2,800           23,041
Tomkins .............................    4,500           21,287
                                                     ----------
                                                        398,322
                                                     ----------
HONG KONG - 0.7%
China Light & Power .................    2,500           13,873
Dickson Concept Industries ..........    4,000            5,833
HSBC Holdings .......................      500           12,324
Hang Lung Development Co. ...........    5,000            7,033
Hong Kong Telecomm ..................    4,000            8,233
Manhattan Card Co. ..................   40,000           14,066
New World Development Co. ...........    1,000            3,459
South China Morning Post ............   14,000            9,846
Swire Pacific .......................    4,500           24,681
                                                     ----------
                                                         99,348
                                                     ----------
IRELAND - 0.3%
Greencore Group .....................    4,500           21,136
Jefferson Smurfit ...................    9,165           25,828
                                                     ----------
                                                         46,964
                                                     ----------
ITALY - 0.2%
Eni Spa .............................    4,420           25,061
                                                     ----------

JAPAN - 1.1%
Koito Manufacturing Co. .............    2,000            7,965
Kyocera Corp. .......................      500           22,670
MOS Food Services ...................    1,200           13,878
Nichicon Corp. ......................    1,000            9,267
Nintendo Co. ........................      200           19,606
Promise Co. .........................      440           24,398
Sekisui Chemical ....................    2,000           10,155
Sony Corp. ..........................      200           17,768
Suzuki Motor Corp. ..................    2,000           18,075
Yodogawa Steel Works ................    4,000           16,267
                                                     ----------
                                                        160,049
                                                     ----------
NETHERLANDS - 0.8%
ABN Amro Holdings NV ................    1,120           21,818
Akzo Nobel NV .......................      160           27,587
Hollandsche Beton ...................    1,330           24,729
Ing Groep NV ........................      447           18,827
Koninklijke PTT NV ..................      605           25,242
                                                     ----------
                                                        118,203
                                                     ----------
NEW ZEALAND - 0.1%
Fletcher Challenge ..................    4,021          $ 8,217
                                                     ----------

NORWAY - 0.3%
Kvaerner ASA ........................      260           13,236
Nycomed Amersham* ...................      761           27,614
                                                     ----------
                                                         40,850
                                                     ----------
SPAIN - 0.3%
Banco Santander SA ..................      540           27,306
Repsol SA ...........................      640           18,041
                                                     ----------
                                                         45,347
                                                     ----------
SWEDEN - 0.1%
Electrolux AB .......................      250           17,349
                                                     ----------

SWITZERLAND - 1.1%
Forbo Holding .......................       70           28,600
Nestle SA ...........................       20           29,962
Saurer AG ...........................       20           14,509
Schweizerische Rueckversicherungs-
 Gesellschaft .......................       19           35,524
Schweizerische Industrie-
 Gesellschaft Holding AG ............       10           27,375
Sulzer AG ...........................       32           20,279
                                                     ----------
                                                        156,249
                                                     ----------
UNITED STATES - 0.2%
Jardine Matheson ....................    4,100           20,910
                                                     ----------
TOTAL COMMON STOCKS .................                 1,547,614
                                                     ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.6%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ...............                    84,414
                                                     ----------
TOTAL INTERNATIONAL EQUITY
 (Identified Cost $1,586,042 ) ......                 1,632,028
                                                     ----------

DOMESTIC FIXED INCOME - 24.1%

--------------------------------------------------------------------------------
 FIXED INCOME--21.7%
--------------------------------------------------------------------------------

CORPORATE BONDS - 2.1%
Atlantic City Electric Co.
 7.01% due 8/23/02 .................. $ 45,000           46,471
Commonwealth Edison Co.
 7.00% due 7/01/05 ..................   43,000           44,403
Equitable Life Assurance
 6.95% due 12/01/05 .................   40,000           40,724
GTE North Inc.
 6.40% due 2/15/05 ..................   20,000           19,968
International Business Machines
 6.22% due 8/01/27 ..................   35,000           35,292
Jackson National Life Insurance Co.
 8.15% due 3/15/27 ..................   50,000           54,926
Lockheed Martin Corp.
 7.20% due 5/01/36 ..................   50,000           54,186
                                                     ----------
                                                        295,970
                                                     ----------
MORTGAGE BACKED - 1.0%
Federal Home Loan Mortgage Corp.
 6.00% due 3/15/09 .................. $ 32,368         $ 30,942
Federal National Mortgage Association
 7.349% due 8/17/21 .................   50,000           54,281
Structured Asset Securities Corp.
 6.79% due 10/15/34 .................   49,820           50,925
                                                     ----------
                                                        136,148
                                                     ----------
U. S. TREASURY OBLIGATIONS - 18.6%
United States Treasury Bonds
 6.375% due 8/15/25 .................   45,000           47,461
 6.500% due 11/15/26 ................  110,000          117,425
                                                     ----------
                                                        164,886
                                                     ----------
United States Treasury Notes
 6.00% due 5/31/98 ..................  578,000          578,994
 5.875% due 11/15/99 ................  776,000          778,786
 6.25% due 1/31/02 ..................  468,000          476,335
 6.50% due 5/31/02 ..................  100,000          102,922
 6.25% due 6/30/02 ..................  250,000          254,960
 6.500% due 10/15/06                   275,000          287,933
                                                     ----------
                                                      2,479,930
                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS .....                 2,644,816
                                                     ----------
TOTAL FIXED INCOME ..................                 3,076,934
                                                     ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.6%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ...............                   337,232
                                                     ----------
TOTAL DOMESTIC FIXED INCOME
 (Identified Cost $3,361,836) .......                 3,414,166
                                                     ----------

INTERNATIONAL BOND - 28.2%

--------------------------------------------------------------------------------
 FIXED INCOME--21.7%
--------------------------------------------------------------------------------

                            Currency
                            --------
ARGENTINA - 0.3%
Republic of Argentina Bocon
 3.39% due 4/01/01 ........   ARS       56,533           49,715
                                                     ----------
AUSTRALIA - 0.7%
Australia Government
 7.50% due 9/15/09 ........   AUD      140,000          102,457
                                                     ----------
CANADA - 0.9%
Canadian Government
 8.75% due 12/01/05 .......   CAD      159,000          133,505
                                                     ----------
CROATIA - 0.3%
Republic of Croatia
 6.625% due 7/31/06 .......   $         37,765           36,537
                                                     ----------
DENMARK - 0.3%
Kingdom of Denmark
 8.00% due 5/15/03 ........   DKK      300,000           49,436
                                                     ----------
FINLAND - 2.7%
Republic of Finland
 6.00% due 4/25/08 ........   FIN    2,000,000          380,264
                                                     ----------
FRANCE - 0.7%
Government of France
 7.75% due 10/25/05 .......   FRF      490,000         $ 94,605
                                                     ----------
GERMANY - 1.2%
Treuhandanstalt
 7.375% due 12/02/02 ......   DEM      275,000          169,590
                                                     ----------
GREAT BRITAIN - 2.9%
U. K. Treasury
 7.00% due 11/06/01 .......   GBP       66,000          109,658
 8.50% due 12/07/05 .......   GBP      114,000          211,295
 7.25% due 12/07/07 .......   GBP       51,000           89,710
                                                     ----------
                                                        410,663
                                                     ----------
GREECE - 0.9%
Hellenic Republic
 11.10% due 6/17/03 .......   GRD    1,600,000            5,402
Republic of Greece
 11.00% due 10/23/03 ......   GRD    5,200,000           17,702
 8.80% due 6/19/07 ........   GRD   31,300,000          101,374
                                                     ----------
                                                        124,478
                                                     ----------
ITALY - 0.6%
Republic of Italy
 6.00% due 1/01/00 ........   ITL   50,000,000           28,942
 7.25% due 11/01/26 .......   ITL   95,000,000           62,510
                                                     ----------
                                                         91,452
                                                     ----------
JAPAN - 1.1%
Government of Japan
 2.60% due 9/20/07 ........   JPY   20,300,000          165,049
                                                     ----------
POLAND - 0.2%
Government of Poland
 6.687% 10/27/24 ..........   $         27,000           26,021
                                                     ----------
PHILIPPINES - 0.2%
Eurobank Reconstruction &
 Development
 9.00% due 4/22/98 ........   PHP    1,000,000           21,234
                                                     ----------
SPAIN - 0.4%
Government of Spain
 10.00% due 2/28/05 .......   ESP    7,000,000           58,228
                                                     ----------
SWEDEN - 1.0%
Kingdom of Sweden
 11.00% due 1/21/99 .......   SEK      100,000           13,346
 8.00% due 8/15/07 ........   SEK      900,000          129,838
                                                     ----------
                                                        143,184
                                                     ----------
UNITED STATES - 1.8%
United States Treasury Notes
 3.625% due 7/15/02 .......   $        252,235          250,974
                                                     ----------
TOTAL FIXED INCOME ...........................        2,307,392
                                                     ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--11.8%
--------------------------------------------------------------------------------
American Express Credit Corp.
 5.83% due 1/13/98 ........   $        100,000           99,806
American Telephone &
 Telegraph Co.
 5.78% due 1/16/98 ........   $        100,000         $ 99,759
Aubrey G. Lanston
 Repurchase Agreement
 5.25% due 1/02/98(+) .....                              87,568
Bellsouth
 Telecommunications Inc.
 5.79% due 1/29/98 ........   $        100,000           99,550
Canadian Government
 5.72% due 1/30/98 ........   $        100,000           99,539
Canadian Treasury Bills
 3.98% due 4/02/98 ........   CAD       80,000           55,423
Canadian Wheat Board
 5.73% due 2/11/98 ........   $        100,000           99,347
Federal National
 Mortgage Association
 Discount Note
 5.50% due 1/02/98 ........   $         50,000           49,992
 5.75% due 1/21/98 ........   $        227,000          226,275
Florida Power Corp.
 5.90% due 1/13/98 ........   $        100,000           99,803
Ford Motor Credit Co.
 5.54% due 1/08/98 ........   $        100,000           99,892
General Electric Capital Corp.
 5.73% due 1/26/98 ........   $        100,000           99,602
General Motors Corp.
 5.79% due 1/21/98 ........   $        100,000           99,678
KFW International
 Financing Inc.
 5.73% due 2/02/98 ........   $        100,000           99,491
New Center Asset Trust
 5.56% due 1/21/98 ........   $        100,000           99,691
Poland Treasury Bills
 6.03% due 1/21/98 ........   PLN       10,000            2,803
 5.00%due 4/22/98 .........   PLN       80,000           21,183
 4.94% due 5/13/98 ........   PLN       40,000           10,459
Republic of Argentina
 7.34% due 3/20/98 ........   $         10,000            9,745
United States Treasury Bills
 4.93% due 2/05/98 ........   $         10,000            9,952
Wisconsin Electric Power Co.
 5.77% due 1/26/98 ........   $        100,000           99,599
                                                     ----------
TOTAL SHORT-TERM OBLIGATIONS                          1,669,157
                                                     ----------

--------------------------------------------------------------------------------
 INTERNATIONAL BOND OPTIONS--0.2%
--------------------------------------------------------------------------------

Purchased calls
AUD 90,000 Australian Government Bonds
 @ AUD 94.75 exp. date 2/09/98 ...............            9,689
AUD 310,000 Australian Government Bonds
 @ AUD 106.96 exp. date 2/09/98 ..............           20,037
                                                     ----------
TOTAL INTERNATIONAL BOND OPTIONS .............           29,726
                                                     ----------
TOTAL INTERNATIONAL BOND
 (Identified Cost $4,066,653) ................        4,006,275
                                                     ----------

SHORT-TERM--4.8%

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--4.8%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ........................      $   674,822
                                                    -----------
TOTAL SHORT-TERM
 (Identified Cost $674,822) ..................          674,822
                                                    -----------
TOTAL INVESTMENTS
 (Identified Cost $14,888,471) ......   108.7%       15,423,230
OTHER ASSETS,
 LESS LIABILITIES ...................    (8.7)      (1,231,567)
                                        -----       -----------
TOTAL NET ASSETS ....................   100.0%      $14,191,663
                                        =====       ===========
*   Non income producing

 (+) The Portfolio owns in aggregate Aubrey G. Langston Repurchase Agreements
     5.25% due 1/02/98 valued at $1,489,000, proceeds at maturity $1,489,434, collateralized by $1,331,000 United States Treasury Notes 7.25% due 5/15/16, with a value of $1,507,981, portions of which are listed separately by each asset class.

(++) The Portfolio owns in aggregate 420 shares of Deere & Co., valued at $24,492; 375 shares of Chubb Corp., valued at $28,359; and 780 shares of Federal National Mortgage Association, valued at $44,509, portions of which are listed separately by each asset class.

    See notes to financial statements

            Foreign Currency Legend
-----------------------------------------------
           Symbol             Country
-----------------------------------------------
           ARS                Argentina
           AUD                Australia
           CAD                Canadian
           DKK                Denmark
           FIN                Finland
           FRF                France
           DEM                Germany
           GBP                Great Britain
           GRD                Greece
           ITL                Italy
           JPY                Japan
           PLN                Poland
           ESP                Spain
           SEK                Sweden

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1997 ARE AS FOLLOWS:

                                                                                                                  UNREALIZED
                                                                MARKET           AGGREGATE      DELIVERY DATE      APPRECIATION
            CURRENCY                        COUNTRY              VALUE          FACE VALUE       OF CONTRACTS     (DEPRECIATION)
            -------                          ------              -----          ----------       ------------      -------------
Deutsche Mark (Buy) ....................    Germany             $ 812,654        $ 834,070      January-1998        $ (21,416)
Deutsche Mark (Sell) ...................    Germany               356,309          366,626      January-1998           10,317
Deutsche Mark (Buy) ....................    Germany                42,886           43,179      February-1998            (293)
Deutsche Mark (Buy) ....................    Germany               723,073          734,673      March-1998            (11,600)
Deutsche Mark (Sell) ...................    Germany               802,857          810,765      March-1998              7,908
Dollar (Buy) ...........................    Australia              21,514           24,376      January-1998           (2,862)
Dollar (Buy) ...........................    Canada                279,797          281,201      March-1998             (1,404)
Dollar (Sell) ..........................    Canada                168,305          179,211      March-1998             10,906
Drachma (Buy) ..........................    Greece                 82,669           83,966      January-1998           (1,297)
Drachma (Sell) .........................    Greece                128,121          130,967      January-1998            2,846
Drachma (Sell) .........................    Greece                 67,888           68,217      February-1998             329
ECU (Buy) ..............................    Europe                 50,534           52,701      January-1998           (2,167)
ECU (Sell) .............................    Europe                 50,574           52,030      January-1998            1,456
Franc (Buy) ............................    Belgium                50,391           51,149      January-1998             (758)
Franc (Buy) ............................    Belgium                24,320           24,448      March-1998               (128)
Franc (Buy) ............................    France                 23,613           24,677      January-1998           (1,064)
Franc (Sell) ...........................    France                 14,301           14,930      March-1998                629
Franc (Buy) ............................    France                145,255          146,485      March-1998             (1,230)
Franc (Buy) ............................    Switzerland             1,370            1,377      January-1998               (7)
Franc (Sell) ...........................    Switzerland           211,918          217,742      January-1998            5,824
Franc (Sell) ...........................    Switzerland           227,318          229,205      February-1998           1,887
Franc (Buy) ............................    Switzerland           155,819          159,617      March-1998             (3,798)
Franc (Sell) ...........................    Switzerland             1,382            1,389      March-1998                  7
Guilder (Buy) ..........................    Netherlands           101,685          105,894      January-1998           (4,209)
Guilder (Sell) .........................    Netherlands             7,433            7,549      March-1998                116
Koruna (Buy) ...........................    Czechoslovakia          4,588            4,723      January-1998             (135)
Koruna (Sell) ..........................    Czechoslovakia          4,588            4,604      January-1998               16
Krone (Buy) ............................    Denmark                 7,303            7,645      January-1998             (342)
Krone (Buy) ............................    Norway                 89,061           90,465      January-1998           (1,404)
Krone (Buy) ............................    Norway                 50,382           52,922      February-1998          (2,540)
Krona (Buy) ............................    Sweden                300,607          306,709      January-1998           (6,102)
Krona (Sell) ...........................    Sweden                246,420          260,737      January-1998           14,317
Lira (Buy) .............................    Italy                 224,502          230,685      January-1998           (6,183)
Markka (Buy) ...........................    Finland                23,861           24,847      January-1998             (986)
Markka (Sell) ..........................    Finland                23,861           24,916      January-1998            1,055
Peseta (Buy) ...........................    Spain                 115,684          119,883      January-1998           (4,199)
Pound (Buy) ............................    Great Britain         163,764          165,317      January-1998           (1,553)
Pound (Sell) ...........................    Great Britain          15,583           15,994      January-1998              411
Pound (Buy) ............................    Ireland                64,942           68,571      January-1998           (3,629)
Pound (Sell) ...........................    Ireland                42,679           45,049      January-1998            2,370
Ringgit (Buy) ..........................    Malaysia               15,436           15,734      January-1998             (298)
Ringgit (Sell) .........................    Malaysia               15,436           15,680      January-1998              244
Rupiah (Buy) ...........................    Indonesia               9,918           13,664      January-1998           (3,746)
Rupiah (Sell) ..........................    Indonesia               9,900           10,123      January-1998              223
Schilling (Buy) ........................    Austria                33,604           34,112      January-1998             (508)
Yen (Buy) ..............................    Japan               1,533,986        1,635,162      January-1998         (101,176)
Yen (Sell) .............................    Japan                 116,906          118,726      January-1998            1,820
                                                                                                                    ---------
                                                                                                                    $(122,353)
                                                                                                                    =========

CITISELECT(R) VIP FOLIO 400
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

ISSUER                                       SHARES              VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--9.2%

--------------------------------------------------------------------------------
 COMMON STOCKS--9.2%
--------------------------------------------------------------------------------

CAPITAL GOODS/PRODUCER MANUFACTURER - 0.8%
Deere & Co.(++) ........................       155            $    9,038
General Electric Co. ...................       705                51,729
Illinois Tool Works ....................       325                19,541
Xerox Corp. ............................       165                12,179
                                                              ----------
                                                                  92,487
                                                              ----------
COMMERCIAL SERVICES - 0.2%
Automatic Data Processing Inc.* ........       185                11,354
Interpublic Group Companies Inc. .......       197                 9,813
                                                              ----------
                                                                  21,167
                                                              ----------
CONSUMER DURABLES - 0.1%
Leggett & Platt Inc. ...................       285                11,934
                                                              ----------
CONSUMER NON-DURABLES - 0.9%
Clorox Co. .............................       210                16,603
Coca Cola Co. ..........................       510                33,979
Gillette Co. ...........................       225                22,598
Mattel Inc. ............................       295                10,989
Procter & Gamble Co. ...................       290                23,146
                                                              ----------
                                                                 107,315
                                                              ----------
CONSUMER SERVICES - 0.7%
Carnival Corp. .........................       345                19,104
Clear Channel Communications* ..........       265                21,051
Cracker Barrel Old Country Store .......       365                12,182
Walt Disney Co. ........................        95                 9,411
Gannett Inc. ...........................       310                19,162
                                                              ----------
                                                                  80,910
                                                              ----------
ENERGY - 0.1%
Schlumberger Ltd. ......................       115                 9,258
                                                              ----------
FINANCE - 1.2%
American International Group Inc. ......       122                13,268
Chubb Corp.(++) ........................       190                14,369
Federal National Mortgage Association(++)      415                23,681
MGIC Investment Corp. ..................       220                14,630
Norwest Corp. ..........................       320                12,360
State Street Corp. .....................       230                13,383
Travelers Group Inc. ...................       380                20,472
U.S. Bancorp ...........................        95                10,634
Zions Bancorp ..........................       275                12,478
                                                              ----------
                                                                 135,275
                                                              ----------
HEALTHCARE - 1.9%
Abbott Labs ............................       285                18,685
Cardinal Health Inc. ...................       180                13,522
Health Management Association* .........       455                11,489
Johnson & Johnson ......................       320                21,080
Lilly, Eli & Co. .......................       280                19,495
Lincare Holdings Inc.* .................       325                18,525
Merck & Co. ............................       335                35,594
Pfizer Inc. ............................       435                32,435
Schering Plough Corp. ..................       305                18,948
Warner Lambert Co. .....................       165                20,460
                                                              ----------
                                                                 210,233
                                                              ----------
RETAIL - 1.1%
Bed Bath & Beyond Inc.* ................       465                17,903
Consolidated Stores* ...................       267                11,731
Gap Inc. ...............................       335                11,872
Home Depot .............................       445                26,199
Kohls Corp.* ...........................       220                14,988
Wal Mart Stores Inc. ...................       700                27,606
Walgreen Co. ...........................       550                17,256
                                                              ----------
                                                                 127,555
                                                              ----------
TECHNOLOGY - 1.1%
Adaptec Inc. ...........................       170                 6,311
Ameritech Corp. ........................       310                24,955
Cisco Systems Inc.* ....................       293                16,307
Computer Association International Inc.        320                16,920
HBO & Company ..........................       310                14,880
Intel Corp. ............................       200                14,050
Parametric Technology Corp.* ...........       205                 9,712
Sun Guard Data Systems* ................       540                16,740
                                                              ----------
                                                                 119,875
                                                              ----------
TRANSPORTATION - 0.1%
Southwest Airlines Co. .................       597                14,701
                                                              ----------
TOTAL COMMON STOCKS ....................                         930,710
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--1.0%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ..................                         110,884
                                                              ----------
TOTAL LARGE CAP GROWTH
 (Identified Cost $907,047) ............                       1,041,594
                                                              ----------

LARGE CAP VALUE--8.9%

--------------------------------------------------------------------------------
 COMMON STOCKS--8.3%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
Cabot Corp. ............................       200                 5,525
Dow Chemical Co. .......................       100                10,150
E. I. du Pont de Nemours & Co. .........       100                 6,006
FMC Corp.* .............................       100                 6,731
Great Lakes Chemical Corp. .............       300                13,463
IMC Global Inc. ........................       200                 6,550
Inland Steel Industries Inc. ...........       200                 3,425
National Steel Corp.* ..................       100                 1,156
Rohm & Haas Co. ........................       100                 9,575
Westvaco Corp. .........................       100                 3,144
                                                              ----------
                                                                  65,725
                                                              ----------
CAPITAL GOODS - 0.9%
Arrow Electronics Inc.* ................       300                 9,731
Caterpillar Inc. .......................       200                 9,713
Cummins Engine Inc. ....................       400                23,625
Deere & Co.(++) ........................       100                 5,831
Harnischfeger Industries Inc. ..........       400                14,125
Kennametal Inc. ........................       200                10,363
Parker Hannifin Corp. ..................       300                13,763
Tecumseh Products Co. ..................       200                 9,750
                                                              ----------
                                                                  96,901
                                                              ----------
CONSUMER BASICS - 0.9%
Bergen Brunswig Corp. ..................       175                 7,372
Columbia /HCA Healthcare Corp. .........       400                11,850
IBP Inc. ...............................       300                 6,281
Mallinckrodt Inc. ......................       200                 7,600
Maxicare Health Plans Inc.* ............       200                 2,175
Philip Morris Companies Inc. ...........       500                22,656
RJR Nabisco Holdings Corp. .............       500                18,750
Tupperware Corp. .......................       200                 5,575
Universal Foods Corp. ..................       200                 8,450
Vencor Inc.* ...........................       200                 4,888
Wellpoint Health Networks, Inc. ........       100                 4,225
                                                              ----------
                                                                  99,822
                                                              ----------
CONSUMER DURABLE GOODS - 0.8%
Dana Corp. .............................       200                 9,500
Eaton Corp. ............................       100                 8,925
Ford Motor Co. .........................       700                34,081
General Motors Corp. ...................       300                18,188
Goodyear Tire and Rubber ...............       300                19,087
                                                              ----------
                                                                  89,781
                                                              ----------
CONSUMER NON-DURABLES - 0.6%
Federated Department Stores Inc.* ......       300                12,919
Russell Corp. ..........................       200                 5,313
Sears Roebuck & Co. ....................       300                13,575
Springs Industries Inc. ................       200                10,400
Toys "R" Us Inc.* ......................       300                 9,431
V F Corp. ..............................       300                13,781
                                                              ----------
                                                                  65,419
                                                              ----------
CONSUMER SERVICES - 0.3%
AMR Corp.* .............................       100                12,850
Delta Airlines Inc. ....................       200                23,800
                                                              ----------
                                                                  36,650
                                                              ----------
ENERGY - 0.5%
Amoco Corp. ............................       100                 8,513
Atlantic Richfield Co. .................       100                 8,013
British Petroleum PLC ..................       100                 7,969
Phillips Petroleum Co. .................       200                 9,725
Repsol SA ..............................       200                 8,512
Ultra Mar Diamond Shamrock .............       300                 9,562
YPF Sociedad Anonima ...................       300                10,256
                                                              ----------
                                                                  62,550
                                                              ----------
FINANCE - 2.0%
Allstate Corp. .........................       200                18,175
American General Corp. .................       200                10,812
Bank of New York Inc. ..................       100                 5,781
Case Corp. .............................       300                18,131
Chase Manhattan Corp. ..................       200                21,900
Chubb Corp.(++) ........................       100                 7,563
Cigna Corp. ............................       100                17,306
Crestar Financial Corp. ................       100                 5,700
Everest Reinsurance Holdings ...........       300                12,375
Federal National Mortgage Association(++)      100                 5,706
First Union Corp. ......................       420                21,525
Foundation Health Systems* .............       390                 8,726
Hartford Financial Services Group ......       100                 9,356
Mellon Bank Corp. ......................       200                12,125
Old Republic International Corp. .......       300                11,156
Reliastar Financial Corp. ..............       300                12,356
Republic NY Corp. ......................       100                11,419
TIG Holdings Inc. ......................       200                 6,638
Transatlantic Holdings Inc. ............       150                10,725
                                                              ----------
                                                                 227,475
                                                              ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. ...........................       500                 7,500
Standard Register ......................       100                 3,475
                                                              ----------
                                                                  10,975
                                                              ----------
MISCELLANEOUS - 0.3%
Aeroquip Vickers Inc. ..................       500                24,531
Dillards Inc. ..........................       200                 7,050
Raytheon Co. ...........................        19                   937
                                                              ----------
                                                                  32,518
                                                              ----------
SHELTER - 0.1%
Owens Corning ..........................       300                10,238
                                                              ----------
TECHNOLOGY - 0.8%
Beckman Industries Inc. ................       300                12,000
International Business Machines ........       300                31,369
Quantum Corp.* .........................       200                 4,012
Seagate Technology* ....................       200                 3,850
Stratus Computer Inc.* .................       400                15,125
TRW Inc. ...............................       200                10,675
Tektronix Inc. .........................       300                11,906
Western Digital Corp.* .................       300                 4,819
                                                              ----------
                                                                  93,756
                                                              ----------
TRANSPORTATION - 0.1%
CSX Corp. ..............................       200                10,800
                                                              ----------
UTILITIES - 0.3%
Cinergy Corp. ..........................       100                 3,831
DTE Energy Co. .........................       200                 6,937
Duke Energy Co. ........................       104                 5,759
Entergy Corp. ..........................       200                 5,988
GPU Inc. ...............................       200                 8,425
                                                              ----------
                                                                  30,940
                                                              ----------
TOTAL COMMON STOCKS ....................                         933,550
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.6%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/2/98(+) ...................                          68,926
                                                              ----------
TOTAL LARGE CAP VALUE
 (Identified Cost $907,348) ............                       1,002,476
                                                              ----------

SMALL CAP GROWTH--15.8%

--------------------------------------------------------------------------------
 COMMON STOCKS--14.5%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.8%
Central Packing Corp. ..................     1,360                61,625
OM Group Inc. ..........................       815                29,849
                                                              ----------
                                                                  91,474
                                                              ----------
CAPITAL GOODS - 0.5%
Hardinge Brothers Inc.* ................       830                30,918
ITEQ Inc.* .............................     1,950                22,425
                                                              ----------
                                                                  53,343
                                                              ----------
CONSUMER BASICS - 1.9%
Human Genome Sciences Inc.* ............       865                34,384
Parexel International Corp.* ...........     1,285                47,545
Renal Treatment Centers Inc.* ..........     1,040                37,570
Suiza Foods Corp.* .....................     1,045                62,243
Whole Foods Market Inc.* ...............       615                31,442
                                                              ----------
                                                                 213,184
                                                              ----------
CONSUMER DURABLE GOODS - 0.2%
Tower Automotive Inc.* .................       700                29,444
                                                              ----------
CONSUMER NON-DURABLES - 0.7%
Henry Schein Inc.* .....................     1,100                38,500
Men's Wearhouse Inc.* ..................     1,060                36,835
                                                              ----------
                                                                  75,335
                                                              ----------
CONSUMER SERVICES - 0.3%
Premier Parks Inc.* ....................       780                31,590
                                                              ----------
ENERGY - 0.9%
Forcenergy Inc.* .......................     1,445                37,841
Key Energy Group Inc.* .................       920                19,953
Lomak Petroleum Inc. ...................     2,120                34,450
Superior Energy Services Inc.* .........       785                 7,948
                                                              ----------
                                                                 100,192
                                                              ----------
FINANCE - 0.5%
Allied Group Inc. ......................     1,487                42,565
Metris Companies Inc.* .................       625                21,406
                                                              ----------
                                                                  63,971
                                                              ----------
GENERAL BUSINESS - 3.8%
Abacus Direct Corp.* ...................       980                40,180
Executive Risk Inc. ....................       725                50,614
Heftel Broadcasting Corp.* .............     1,325                61,944
Intelliquest Information Group* ........       920                12,190
Lamar Advertising Co.* .................     1,155                45,911
Metro Networks Inc.* ...................       550                18,013
NFO Worldwide Inc.* ....................     2,000                41,875
Profit Recovery Group International Inc.*    1,435                25,471
Registry Inc.* .........................       930                42,664
Snyder Communications Inc.* ............     1,535                56,027
Whittman Hart Inc.* ....................     1,095                37,504
                                                              ----------
                                                                 432,393
                                                              ----------
MISCELLANEOUS - 2.9%
AHL Services Inc.* .....................       530                13,051
American Disposal Services Inc.* .......       500                18,250
Concentra Managed Care Inc.* ...........     1,185            $   39,994
Gray Communications Systems Inc. .......       825                21,244
Probusiness Services Inc.* .............       255                 5,833
QAD Inc.* ..............................     1,420                17,927
Rental Service Corp.* ..................     1,970                48,388
Romac International Inc.* ..............       875                21,383
Sirrom Capital Corp. ...................     1,010                52,646
Suburban Lodges America Inc.* ..........     1,635                21,766
Synthetic Industries Inc.* .............     1,010                24,997
Viropharma Inc.* .......................       905                15,951
Wilmar Industries Inc.* ................     1,000                23,875
                                                              ----------
                                                                 325,305
                                                              ----------
TECHNOLOGY - 1.5%
CDW Computer Centers Inc.* .............       640                33,360
Claremont Technology Group Inc.* .......       875                16,187
E Trade Group Inc.* ....................       490                11,270
ETEC Systems Inc.* .....................       415                19,298
Harbinger Inc.* ........................       650                18,281
Inacom Corp.* ..........................       655                18,381
Sipex Corp.* ...........................       840                25,410
Somas Medical Technology* ..............       780                 9,945
Speedfam International Inc.* ...........       495                13,117
                                                              ----------
                                                                 165,249
                                                              ----------
TRANSPORTATION - 0.5%
Eagle U.S.A. Airfreight Inc.* ..........     1,310                37,335
Hub Group Inc.* ........................       560                16,660
                                                              ----------
                                                                  53,995
                                                              ----------
TOTAL COMMON STOCKS ....................                       1,635,475
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--1.3%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ..................                         142,487
                                                              ----------
TOTAL SMALL CAP GROWTH
 (Identified Cost $1,487,238) ..........                       1,777,962
                                                              ----------

SMALL CAP VALUE--15.3%

--------------------------------------------------------------------------------
 COMMON STOCKS--15.0%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 1.2%
Atchison Casting Corp.* ................       500                 8,125
Carpenter Technology Corp. .............       200                 9,613
Keystone Consolidated Industries Inc.* .     2,500                30,000
LTV Corp. ..............................     4,400                42,900
Oil-Dri Corp. of America ...............     1,600                26,400
Reliance Steel & Aluminum Co. ..........       500                14,875
                                                              ----------
                                                                 131,913
                                                              ----------
CAPITAL GOODS - 2.6%
American Buildings Co.* ................       800                20,200
Astro-Med Inc. .........................     1,500                12,000
Commercial Intertech Corp. .............     1,500                31,125
D.R. Horton Inc. .......................     2,500                43,438
ESCO Electronics Corp.* ................     2,100                35,437
Global Industries Technologies Inc.* ...     1,500                25,406
JLG Industries Inc. ....................     3,700            $   52,263
Perini Corp.* ..........................     1,000                 9,000
Ultrak Inc.* ...........................     2,200                20,212
United Industrial Corp. ................     3,700                40,238
                                                              ----------
                                                                 289,319
                                                              ----------
CONSUMER BASICS - 2.6%
Cohr Inc.* .............................     1,500                19,125
Dimon Inc. .............................     1,300                34,125
Ekco Group Inc.* .......................     4,500                34,875
MMI Companies Inc. .....................     1,900                47,737
Matrix Pharmaceuticals* ................     4,600                15,812
Nash Finch Co. .........................       400                 7,600
Orthologic Corp.* ......................     3,400                18,913
RLI Corp. ..............................       300                14,944
Schultz Sav-O Stores Inc. ..............     1,400                21,700
Schweitzer-Mauduit International Inc. ..       600                22,350
Standard Commercial Corp.* .............     2,526                41,837
ThermoTrex Corp.* ......................       600                13,275
                                                              ----------
                                                                 292,293
                                                              ----------
CONSUMER DURABLE GOODS - 1.1%
Coachmen Industries Inc. ...............     1,800                38,812
Flexsteel Industries Inc. ..............     1,200                16,950
Haskel International Inc. ..............     1,100                13,131
Oshkosh Truck Corp.Class B .............     1,400                25,288
Republic Automotive Parts Inc.* ........       800                11,700
West Co. Inc. ..........................       500                14,875
                                                              ----------
                                                                 120,756
                                                              ----------
CONSUMER NON-DURABLES - 0.5%
Brookstone Inc.* .......................     1,500                18,750
Haverty Furniture Companies Inc. .......       700                 9,450
Syms Corp.* ............................     2,100                24,937
                                                              ----------
                                                                  53,137
                                                              ----------
CONSUMER SERVICES - 0.5%
Aztar Corp.* ...........................     4,500                28,125
Cannondale Corp.* ......................     1,100                23,925
                                                              ----------
                                                                  52,050
                                                              ----------
ENERGY - 0.0%
Atwood Oceanics Inc.* ..................       100                 4,738
                                                              ----------

FINANCE - 2.1%
APS Holdings Corp. Class A* ............     3,600                 9,000
Allied Life Financial Corp. ............     1,200                26,250
BankAtlantic Bancorp Inc. Class A ......     1,100                17,944
BankAtlantic Bancorp Inc. Class B ......       600                10,050
Centris Group Inc. .....................       100                 2,231
Downey Financial Corp. .................       800                22,750
FBL Financial Group Inc. Class A .......       400                16,050
Farm Family Holdings Inc.* .............       600                19,537
Flagstar Bancorp Inc. ..................     1,300                25,736
GA Financial Inc. ......................       700                13,213
Homeside Inc.* .........................     1,100                30,319
Matrix Capital Corp.* ..................     1,100                16,775
Ocwen Asset Investment Corp. ...........       900                18,450
Penn America Group Inc. ................       200                 4,100
Professionals Insurance Company
Management Group* ......................       200                 8,600
                                                              ----------
                                                                 241,005
                                                              ----------
GENERAL BUSINESS - 0.3%
Ennis Business Forms Inc. ..............     3,700                34,225
                                                              ----------
MISCELLANEOUS - 1.3%
Commonwealth Industries Inc. ...........     1,000                14,500
Duckwall Alto Stores Inc.* .............       100                 1,487
Flowserve Corp. ........................     1,000                27,938
Kevco Inc.* ............................     1,200                19,800
Manchester Equipment Inc.* .............     2,000                 8,000
Motor Cargo Industries Inc.* ...........       700                 8,400
Rush Enterprises Inc.* .................       400                 3,200
Siebels Bruce Group Inc.* ..............     2,300                17,250
Spacehab Inc.* .........................     2,600                27,462
Spectralink Corp.* .....................     1,200                 3,375
Symons International Group Inc.* .......       800                15,375
                                                              ----------
                                                                 146,787
                                                              ----------
SHELTER - 1.7%
Ameron International Corp. .............       100                 6,325
Beazer Homes USA Inc.* .................     1,800                35,888
Belmont Homes Inc. .....................     2,600                19,987
Butler Manufacturing Co. ...............       400                12,900
Morgan Products Ltd.* ..................     5,300                28,156
Patrick Industries Inc. ................     1,200                17,700
Ryland Group Inc. ......................     1,400                32,900
Southern Energy Homes Inc.* ............     1,800                14,400
U.S. Home Corp.* .......................       700                27,475
                                                              ----------
                                                                 195,731
                                                              ----------
TECHNOLOGY - 0.6%
Alliant Techsystems Inc.* ..............       100                 5,575
Interlink Computer Sciences Inc.* ......     1,800                 6,638
Komag Inc.* ............................     2,100                31,237
Read-Rite Corp.* .......................     1,100                17,325
Trident Microsystems Inc.* .............     1,400                12,688
                                                              ----------
                                                                  73,463
                                                              ----------
TRANSPORTATION - 0.5%
Fritz Companies Inc.* ..................     3,600                50,175
Kenan Transport Co. ....................       200                 7,325
                                                              ----------
                                                                  57,500
                                                              ----------
TOTAL COMMON STOCKS ....................                       1,692,917
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ..................                          31,296
                                                              ----------
TOTAL SMALL CAP VALUE
 (Identified Cost $1,692,595) ..........                       1,724,213
                                                              ----------

INTERNATIONAL EQUITY--22.9%

--------------------------------------------------------------------------------
 COMMON STOCKS--22.2%
--------------------------------------------------------------------------------

AUSTRIA - 0.2%
Bohler Uddeholm ........................       438            $   25,677
                                                              ----------
AUSTRALIA - 0.8%
Australia & New Zealand Bank Group .....     6,692                44,226
Pioneer International Ltd. .............     9,570                26,134
Quantas Airways ........................    11,162                19,758
                                                              ----------
                                                                  90,118
                                                              ----------
CANADA - 1.2%
Bank of Nova Scotia ....................       644                30,351
Canadian Imperial Bank .................     1,200                37,451
Imasco Ltd. ............................     1,425                50,357
Noranda Inc. ...........................       745                13,190
                                                              ----------
                                                                 131,349
                                                              ----------
FINLAND - 0.4%
Rauma Oy ...............................       819                12,771
UPM Kymmene Oy .........................     1,580                31,595
                                                              ----------
                                                                  44,366
                                                              ----------
FRANCE - 1.9%
Elf Aquitaine ..........................       230                26,751
Lafarge Coppee .........................       650                42,649
Pernod Ricard ..........................     1,050                61,760
Seita ..................................     1,200                43,067
Societe Generale .......................       123                16,758
Usinor Sacilor .........................     1,930                27,867
                                                              ----------
                                                                 218,852
                                                              ----------
GERMANY - 0.7%
Commerzbank AG .........................     2,135                84,026
                                                              ----------
GREAT BRITAIN - 5.5%
Abbey National .........................     2,150                38,704
Allied Domecq PLC ......................     5,210                45,012
BTR PLC ................................    15,594                47,128
Bat Industries .........................     5,040                45,961
Coats Viyella ..........................    23,490                35,110
Commercial Union .......................     2,240                31,236
Cookson Group ..........................     4,200                13,590
Energy Group ...........................     2,040                22,517
Hanson .................................    10,419                46,484
Harrison & Crosfield ...................    20,446                47,351
Hillsdown Holdings .....................     6,000                14,585
Hyder ..................................     3,283                52,197
Lex Service ............................     5,170                39,487
National Westminister ..................       735                12,217
Powergen ...............................     3,554                46,233
Safeway ................................     7,100                40,000
Tate & Lyle ............................     3,980                32,751
Tomkins ................................     2,400                11,353
                                                              ----------
                                                                 621,916
                                                              ----------
HONG KONG - 1.5%
China Light & Power ....................     5,300                29,410
Dickson Concept Industries .............     8,000                11,666
HSBC Holdings ..........................     1,100                27,113
Hang Lung Development Co. ..............    10,000                14,066
Hong Kong Telecomm .....................     9,200                18,937
Manhattan Card Co. .....................    67,000                23,561
New World Development Co. ..............     3,000                10,376
South China Morning Post ...............     4,000                 2,813
Swire Pacific ..........................     7,000                38,392
                                                              ----------
                                                                 176,334
                                                              ----------
IRELAND - 0.3%
Jefferson Smurfit ......................    12,600                35,509
                                                              ----------
ITALY - 0.5%
Eni Spa ................................     9,300                52,730
                                                              ----------
JAPAN - 2.7%
Koito Manufacturing Co. ................     5,000                19,913
Kyocera Corp ...........................       800                36,272
MOS Food Services ......................     2,300                26,599
Nichicon Corp. .........................     3,000                27,801
Nintendo Co. ...........................       300                29,409
Promise Co. ............................       770                42,696
Sekisui Chemical .......................     4,000                20,311
Sony Corp. .............................       400                35,536
Suzuki Motor Corp. .....................     4,000                36,149
Yodogawa Steel Works ...................     6,000                24,401
                                                              ----------
                                                                 299,087
                                                              ----------
NETHERLANDS - 1.8%
ABN Amro Holdings NV ...................     2,140                41,689
Akzo Nobel NV ..........................       320                55,173
Hollandsche Beton ......................     1,300                24,171
Ing Groep NV ...........................       830                34,958
Koninklijke PTT NV .....................     1,071                44,685
                                                              ----------
                                                                 200,676
                                                              ----------
NEW ZEALAND - 0.2%
Fletcher Challenge .....................     8,020                16,392
                                                              ----------
NORWAY - 0.7%
Kvaerner ASA ...........................       530                26,981
Nycomed Amersham* ......................     1,528                55,445
                                                              ----------
                                                                  82,426
                                                              ----------
SPAIN - 0.9%
Banco Santander SA .....................     1,575                52,621
Repsol SA ..............................     1,060                45,224
                                                              ----------
                                                                  97,845
                                                              ----------
SWEDEN - 0.2%
Electrolux AB ..........................       390                27,065
                                                              ----------
SWITZERLAND - 2.3%
Forbo Holdings .........................       109                44,534
Nestle SA ..............................        33                49,437
Saurer AG ..............................        33                23,939
Schweizerische
Rueckversicherungs-Gesellschaft ........        31                57,961
Schweizerische Industrie-Gesellschaft
Holding AG .............................        15                41,062
Sulzer AG ..............................        61            $   38,657
                                                              ----------
                                                                 255,590
                                                              ----------
UNITED STATES - 0.4%
Jardine Matheson .......................     7,700                39,270
                                                              ----------
TOTAL COMMON STOCKS ....................                       2,499,228
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.7%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ..................                          87,929
                                                              ----------
TOTAL INTERNATIONAL EQUITY
 (Identified Cost $2,466,623) ..........                       2,587,157
                                                              ----------

DOMESTIC FIXED INCOME--4.7%

--------------------------------------------------------------------------------
 FIXED INCOME--4.1%
--------------------------------------------------------------------------------

CORPORATE BONDS - 0.5%
Atlantic City Electric Co. .............
7.01% due 8/23/02 ......................   $10,000                10,327
Commonwealth Edison Co. ................
7.00% due 7/01/05 ......................    11,000                11,359
Equitable Life Assurance
6.95% due 12/01/05 .....................     5,000                 5,091
GTE North Inc. .........................
6.40% due 2/15/05 ......................     5,000                 4,992
International Business Machines
6.22% due 8/01/27 ......................    10,000                10,083
Jackson National Life Insurance Co. ....
8.15% due 3/15/27 ......................    10,000                10,985
Lockheed Martin Corp. ..................
7.20% due 5/01/36 ......................    10,000                10,837
                                                              ----------
                                                                  63,674
                                                              ----------
MORTGAGE BACKED - 0.3%
Federal Home Loan Mortgage Corp. .......
6.00% due 3/15/09 ......................     9,248                 8,841
Federal National Mortgage Association
7.349% due 8/17/21 .....................    10,000                10,856
Structured Asset Securities Corp. ......
6.79% due 10/15/34 .....................     9,964                10,185
                                                              ----------
                                                                  29,882
                                                              ----------
U. S. TREASURY OBLIGATIONS - 3.3%
United States Treasury Bonds
6.50% due 11/15/26 .....................    20,000                21,350
6.375% due 8/15/27 .....................    10,000                10,547
                                                              ----------
                                                                  31,897
                                                              ----------
United States Treasury Notes
6.00% due 5/31/98 ......................   138,000               138,238
5.875% due 11/15/99 ....................    77,000                77,276
6.25% due 1/31/02 ......................    88,000                89,567
6.50% due 5/31/02 ......................    23,000                23,672
6.50% due 10/15/06 .....................    10,000                10,470
                                                              ----------
                                                                 339,223
                                                              ----------
TOTAL U.S. TREASURY OBLIGATIONS ........                         371,120
                                                              ----------
TOTAL FIXED INCOME .....................                         464,676
                                                              ----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.6%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ..................                      $   62,714
                                                              ----------
TOTAL DOMESTIC FIXED INCOME
 (Identified Cost $516,912) ............                         527,390
                                                              ----------

INTERNATIONAL BOND--29.4%

--------------------------------------------------------------------------------
 FIXED INCOME--17.0%
--------------------------------------------------------------------------------

                            Currency
                            --------
ARGENTINA - 0.4
Republic of Argentina Bocon
    3.39% due 4/01/01 ...........   ARS     55,379                48,699
                                                              ----------
AUSTRALIA - 2.6%
Australia Government
    9.50% due 8/15/03 ...........   AUD    310,000               237,877
    7.50% due 9/15/09 ...........   AUD     74,000                54,156
                                                              ----------
                                                                 292,033
                                                              ----------
CANADA - 1.2%
    Canadian Government
     8.75% due 12/01/05 .........   CAD    158,000               132,665
                                                              ----------
CROATIA - 0.3%
    Republic of Croatia
     6.625% due 7/31/06 .........   $       37,764                36,537
                                                              ----------
DENMARK - 0.5%
    Kingdom of Denmark
     8.00% due 5/15/03 ..........   DKK    300,000                49,436
                                                              ----------
FINLAND - 1.7%
    Republic of Finland
     6.00% due 4/25/08 ..........   FIN  1,000,000               190,132
                                                              ----------
FRANCE - 0.8%
    Government of France
     7.75% due 10/25/05 .........   FRF    490,000                94,605
                                                              ----------
GERMANY - 0.3%
    Treuhandanstalt
     7.375% due 12/02/02 ........   DEM     45,000                27,751
                                                              ----------
GREAT BRITAIN - 3.4%
    U. K. Treasury
     7.00% due 11/06/01 .........   GBP     67,000               111,320
     8.50% due 12/07/05 .........   GBP    106,000               196,466
     7.25% due 12/07/07 .........   GBP     46,000                80,915
                                                              ----------
                                                                 388,701
                                                              ----------
Greece - 1.0%
    Hellenic Republic
     11.10% due 6/17/03 .........   GRD  1,500,000                 5,064
    Republic of Greece
     11.00% due 10/23/03 ........   GRD  5,000,000                17,021
     8.80% due 6/19/07 ..........   GRD 29,100,000                94,248
                                                              ----------
                                                                 116,333
                                                              ----------

ITALY - 0.8%
Republic of Italy
 6.00% due 1/01/00 ..............   ITL 50,000,000                28,942
 7.25% due 11/01/26 .............   ITL 90,000,000                59,220
                                                              ----------
                                                                  88,162
                                                              ----------
PHILLIPPINES - 0.2%
    Eurobank Reconstruction
     & Development
     9.00% due 4/22/98 ..........   PHP    1,000,000              21,235
                                                              ----------
POLAND - 0.2%
    Government of Poland
     6.687% due 10/27/24 ........   $       24,000                23,130
                                                              ----------
SPAIN - 0.5%
    Government of Spain
     10.00% due 2/28/05 .........   ESP  7,000,000                58,228
                                                              ----------
SWEDEN - 1.3%
    Kingdom of Sweden
     11.00% due 1/21/99 .........   SEK    100,000                13,346
     8.00% due 8/15/07 ..........   SEK    900,000               129,838
                                                              ----------
                                                                 143,184
                                                              ----------
UNITED STATES - 1.8%
    United States Treasury Notes
     3.625% due 7/15/02 .........   $      201,788              200,779
                                                              ----------
TOTAL FIXED INCOME .....................                       1,911,610
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--11.6%
--------------------------------------------------------------------------------

American Telephone & Telegraph Co.
 5.76% due 2/12/98 ..............   $      100,000                99,328
Aubrey G. Lanston Repurchase
 Agreement
 5.25% due 1/02/98(+) ...........                                147,759
Canadian Government
 5.72% due 1/30/98 ..............   $      100,000                99,539
Canadian Treasury Bill
 3.98% due 4/02/98 ..............   CAD     80,000                55,423
Coca Cola Co.
 5.83% due 1/21/98 ..............   $      100,000                99,676
E I du Pont de Nemours & Co.
 5.83% due 1/28/98 ..............   $      100,000                99,563
Federal National Mortgage
 Association Discount Notes
 5.77% due 1/26/98 ..............   $      100,000                99,599
Federal Home Loan
 Mortgage Discount Notes
 5.70% due 1/23/98 ..............   $      400,000               398,607
Federal Farm Credit Bank
 Discount Notes
 5.55% due 1/15/98 ..............   $      155,000               154,666
Poland Treasury Bills
 6.03% due 1/21/98 ..............   PLN     10,000                 2,803
 5.00% due 4/22/98 ..............   PLN     70,000                18,535
 4.94% due 5/13/98 ..............   PLN     60,000                15,687

Republic of Argentina
 7.34% due 3/20/98 ..............   ARS     10,000                 9,745
United States Treasury Bills
 4.93% due 2/05/98 ..............   $       10,000                 9,952
                                                              ----------
TOTAL SHORT-TERM OBLIGATIONS ....                              1,310,882
                                                              ----------

--------------------------------------------------------------------------------
 INTERNATIONAL BOND OPTIONS--0.8%
--------------------------------------------------------------------------------

Purchased calls
AUD 60,000 Australian Government Bonds
 @ AUD 94.750 exp. date 2/09/98 ........                           6,459
JPY 74,000,000 Japanese Government Bonds
 @ JPY 97.781 exp. date 1/27/98 ........                          84,716
                                                              ----------
TOTAL INTERNATIONAL BOND OPTIONS .......                          91,175
                                                              ----------
TOTAL INTERNATIONAL BOND
 (Identified Cost $3,354,890) ..........                       3,313,667
                                                              ----------

SHORT-TERM--3.9%

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--3.9%
--------------------------------------------------------------------------------

Aubrey G. Lanston Repurchase Agreement
 5.25% due 1/02/98(+) ..................                         440,006
                                                              ----------
TOTAL SHORT-TERM
 (Identified Cost $440,006) ............                         440,006
                                                              ----------
TOTAL INVESTMENTS
 (Identified Cost $11,772,659) .........     110.1%           12,414,465
OTHER ASSETS, LESS LIABILITIES .........     (10.1)           (1,135,511)
                                             -----            ----------
TOTAL NET ASSETS .......................     100.0%          $11,278,954
                                             =====            ==========

   * Non income producing

 (+) The Portfolio owns in aggregate Aubrey G. Lanston Repurchase Agreements
     5.25%, due 1/02/98 valued at $1,092,001, proceeds at maturity $1,092,319, collateralized by $960,000 United States Treasury Note 7.125% due 2/15/23, with a value of $1,089,150, portions of which are listed separately by each asset class.

(++) The Portfolio owns in aggregate 255 shares of Deere & Co., valued at $14,869; 290 shares of Chubb Corp., valued at $21,932; and 515 shares of Federal National Mortgage Association, valued at $29,387, portions of which are listed separately by each asset class.

    See notes to financial statements

              FOREIGN CURRENCY LEGEND
           -------------------------------
           SYMBOL             COUNTRY
           -------------------------------
           ARS                Argentina
           AUD                Australia
           CAD                Canada
           DKK                Denmark
           FIN                Finland
           FRF                France
           DEM                Germany
           GBP                Great Britain
           GRD                Greece
           ITL                Italy
           JPY                Japan
           PHP                Philippines
           PLN                Poland
           ESP                Spain
           SEK                Sweden

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1997 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                MARKET         AGGREGATE        DELIVERY DATE       APPRECIATION
            CURRENCY                       COUNTRY               VALUE         FACE VALUE       OF CONTRACTS       (DEPRECIATION)
            --------                       -------               -----         ----------       ------------       --------------
Deutsche Mark (Buy) ....................    Germany              $707,940         $726,984      January-1998         $(19,044)
Deutsche Mark (Sell) ...................    Germany               155,903          162,157      January-1998            6,254
Deutsche Mark (Buy) ....................    Germany                79,645           80,190      February-1998            (545)
Deutsche Mark (Buy) ....................    Germany                97,079           98,590      March-1998             (1,511)
Deutsche Mark (Sell) ...................    Germany               224,286          227,707      March-1998              3,421
Dollar (Buy) ...........................    Australia              21,514           24,376      January-1998           (2,862)
Dollar (Buy) ...........................    Canada                212,486          216,680      March-1998             (4,194)
Dollar (Sell) ..........................    Canada                175,318          186,679      March-1998              11,361
Drachma (Buy) ..........................    Greece                 76,226           77,456      January-1998           (1,230)
Drachma (Sell) .........................    Greece                119,142          121,815      January-1998            2,673
Drachma (Sell) .........................    Greece                 63,241           63,548      February-1998             307
ECU (Buy) ..............................    Europe                 48,393           50,429      January-1998           (2,036)
ECU (Sell) .............................    Europe                 48,375           49,773      January-1998            1,398
Franc (Buy) ............................    Belgium                52,932           53,728      January-1998             (796)
Franc (Buy) ............................    Belgium                22,449           22,567      March-1998               (118)
Franc (Buy) ............................    France                 18,791           19,637      January-1998             (846)
Franc (Sell) ...........................    France                  7,815            8,159      January-1998              344
Franc (Buy) ............................    France                108,565          109,485      March-1998               (920)
Franc (Buy) ............................    Switzerland             1,370            1,377      January-1998               (7)
Franc (Sell) ...........................    Switzerland           201,618          206,998      January-1998            5,380
Franc (Sell) ...........................    Switzerland            56,485           56,954      February-1998             469
Franc (Buy) ............................    Switzerland             1,379            1,413      March-1998                (34)
Franc (Sell) ...........................    Switzerland             1,382            1,389      March-1998                  7
Guilder (Buy) ..........................    Netherlands           106,621          111,034      January-1998           (4,413)
Koruna (Buy) ...........................    Czechoslovakia          4,588            4,722      January-1998             (134)
Koruna (Sell) ..........................    Czechoslovakia          4,588            4,604      January-1998               16
Krone (Buy) ............................    Denmark                 4,381            4,587      January-1998             (206)
Krone (Buy) ............................    Norway                 45,086           47,359      February-1998          (2,273)
Krona (Buy) ............................    Sweden                290,701          296,360      January-1998           (5,659)
Krona (Sell) ...........................    Sweden                246,798          261,152      January-1998           14,354
Lira (Buy) .............................    Italy                 186,404          191,926      January-1998           (5,522)
Markka (Buy) ...........................    Finland                39,360           40,626      January-1998           (1,266)
Markka (Sell) ..........................    Finland                22,026           22,999      January-1998              973
Peseta (Buy) ...........................    Spain                  40,466           41,076      January-1998             (610)
Pound (Buy) ............................    Great Britain          97,817           99,138      January-1998           (1,321)
Pound (Sell) ...........................    Great Britain           5,742            5,865      January-1998              123
Pound (Buy) ............................    Ireland                56,905           60,400      January-1998           (3,495)
Pound (Sell) ...........................    Ireland                42,679           45,049      January-1998            2,370
Ringgit (Buy) ..........................    Malaysia               12,863           13,111      January-1998             (248)
Ringgit (Sell) .........................    Malaysia               12,864           13,067      January-1998              203
Rupiah (Buy) ...........................    Indonesia               9,774           13,449      January-1998           (3,675)
Rupiah (Sell) ..........................    Indonesia               9,707            9,926      January-1998              219
Schilling (Buy) ........................    Austria                25,534           25,906      January-1998             (372)
Yen (Buy) ..............................    Japan                 586,966          626,578      January-1998          (39,612)
Yen (Sell) .............................    Japan                   4,159            4,272      January-1998              113
                                                                                                                     --------
                                                                                                                     $(52,964)
                                                                                                                     ========

CITISELECT(R) VIP FOLIO 500
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

ISSUER                                       SHARES            VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--8.2%

CAPITAL GOODS/PRODUCER MANUFACTURER - 0.8%
Deere & Co.(++) ........................       140            $    8,164
General Electric Co. ...................       630                46,226
Illinois Tool Works ....................       290                17,436
Xerox Corp. ............................       150                11,072
                                                              ----------
                                                                  82,898
                                                              ----------
COMMERCIAL SERVICES - 0.2%
Automatic Data Processing Inc.* ........       175                10,741
Interpublic Group Companies Inc. .......       180                 8,966
                                                              ----------
                                                                  19,707
                                                              ----------
CONSUMER DURABLES - 0.1%
Leggett & Platt Inc. ...................       260                10,888
                                                              ----------
CONSUMER NON-DURABLES - 0.9%
Clorox Co. .............................       190                15,022
Coca Cola Co. ..........................       445                29,648
Gillette Co. ...........................       205                20,590
Mattel Inc. ............................       270                10,058
Procter & Gamble Co. ...................       265                21,150
                                                              ----------
                                                                  96,468
                                                              ----------
CONSUMER SERVICES - 0.7%
Carnival Corp. .........................       310                17,166
Clear Channel Communications* ..........       230                18,271
Cracker Barrel Old Country Store .......       330                11,014
Gannett Inc. ...........................       275                16,998
Walt Disney Co. ........................        85                 8,420
                                                              ----------
                                                                  71,869
                                                              ----------
ENERGY - 0.1%
Schlumberger Ltd. ......................       100                 8,050
                                                              ----------

FINANCE - 1.1%
American International Group Inc. ......       110                11,963
Chubb Corp.(++) ........................       170                12,856
Federal National Mortgage Association(++)      345                19,687
MGIC Investment Corp. ..................       190                12,635
Norwest Corp. ..........................       280                10,815
State Street Corp. .....................       205                11,928
Travelers Group Inc. ...................       337                18,156
U.S. Bancorp ...........................        85                 9,515
Zions Bancorp ..........................       260                11,798
                                                              ----------
                                                                 119,353
                                                              ----------
HEALTHCARE - 1.8%
Abbott Labs ............................       260                17,046
Cardinal Health Inc. ...................       160                12,020
Health Management Association* .........       400                10,100
Johnson & Johnson ......................       280                18,445
Lilly, Eli & Co. .......................       250                17,406
Lincare Holdings Inc.* .................       290                16,530
Merck & Co. ............................       290                30,812
Pfizer Inc. ............................       390                29,079
Schering Plough Corp. ..................       275                17,084
Warner Lambert Co. .....................       150                18,600
                                                              ----------
                                                                 187,122
                                                              ----------
RETAIL - 1.1%
Bed, Bath & Beyond Inc.* ...............       425                16,362
Consolidated Stores* ...................       236                10,369
Gap Inc. ...............................       308                10,897
Home Depot .............................       400                23,550
Kohls Corp.* ...........................       195                13,284
Wal Mart Stores Inc. ...................       635                25,043
Walgreen Co. ...........................       500                15,688
                                                              ----------
                                                                 115,193
                                                              ----------
TECHNOLOGY - 1.0%
Adaptec Inc. ...........................       155                 5,754
Ameritech Corp. ........................       270                21,735
Cisco Systems Inc.* ....................       277                15,471
Computer Association International Inc.        285                15,069
HBO & Co. ..............................       280                13,440
Intel Corp. ............................       175                12,294
Parametric Technology Corp.* ...........       180                 8,528
Sun Guard Data Systems* ................       450                13,950
                                                              ----------
                                                                 106,241
                                                              ----------
TRANSPORTATION- 0.1%
Southwest Airlines Co. .................       535                13,174
                                                              ----------

TOTAL COMMON STOCKS                                              830,963
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------

Federal Home Loan Bank Discount Notes
 4.75% due 1/02/98(+) ..................                          30,828
                                                              ----------
TOTAL LARGE CAP GROWTH
 (Identfied Cost $735,305) .............                         861,791
                                                              ----------

LARGE CAP VALUE--7.9%

--------------------------------------------------------------------------------
 COMMON STOCKS--7.8%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.7%
Cabot Corp. ............................       200                 5,525
Dow Chemical Co. .......................       100                10,150
E. I. du Pont de Nemours & Co. .........       100                 6,006
FMC Corp.* .............................       100                 6,731
Great Lakes Chemical Corp. .............       300                13,463
IMC Global Inc. ........................       200                 6,550
Inland Steel Industries Inc. ...........       200                 3,425
National Steel Corp.* ..................       100                 1,156
Rohm & Haas Co. ........................       100                 9,575
Westvaco Corp. .........................       300                 9,431
                                                              ----------
                                                                  72,012
                                                              ----------
CAPITAL GOODS - 0.8%
Arrow Electronics Inc.* ................       200                 6,488
Caterpillar Inc. .......................       200                 9,712
Cummins Engine Inc. ....................       400                23,625
Deere & Co.(++) ........................       100                 5,831
Harnischfeger Industries Inc. ..........       300                10,594
Kennametal Inc. ........................       200                10,363
Parker Hannifin Corp. ..................       300                13,762
Tecumseh Products Co. ..................       200                 9,750
                                                              ----------
                                                                  90,125
                                                              ----------
CONSUMER BASICS - 0.9%
Bergen Brunswig Corp. ..................       150                 6,319
Columbia/HCA Healthcare Corp. ..........       300                 8,888
IBP Inc. ...............................       300                 6,281
Mallinckrodt Inc. ......................       200                 7,600
Maxicare Health Plans Inc.* ............       200                 2,175
Philip Morris Companies Inc. ...........       500                22,656
RJR Nabisco Holdings Corp. .............       500                18,750
Tupperware Corp. .......................       200                 5,575
Universal Foods Corp. ..................       200                 8,450
Vencor Inc.* ...........................       200                 4,887
                                                              ----------
                                                                  91,581
                                                              ----------
CONSUMER DURABLE GOODS - 0.8%
Dana Corp. .............................       200                 9,500
Eaton Corp. ............................       100                 8,925
Ford Motor Co. .........................       600                29,213
General Motors Corp. ...................       300                18,187
Goodyear Tire and Rubber ...............       300                19,088
                                                              ----------
                                                                  84,913
                                                              ----------
CONSUMER NON-DURABLES - 0.5%
Federated Department Stores Inc.* ......       200                 8,612
Russell Corp. ..........................       200                 5,312
Sears Roebuck & Co. ....................       300                13,575
Springs Industries Inc. ................       200                10,400
Toys "R" Us Inc.* ......................       300                 9,431
V F Corp. ..............................       200                 9,188
                                                              ----------
                                                                  56,518
                                                              ----------
CONSUMER SERVICES - 0.2%
AMR Corp. * ............................       100                12,850
Delta Airlines Inc. ....................       100                11,900
                                                              ----------
                                                                  24,750
                                                              ----------
ENERGY - 0.5%
Amoco Corp. ............................       100                 8,513
Atlantic Richfield Co. .................       100                 8,012
British Petroleum PLC ..................       100                 7,969
Phillips Petroleum Co. .................       200                 9,725
Repsol SA ..............................       200                 8,513
Ultra Mar Diamond Shamrock .............       200                 6,375
YPF Sociedad Anonima ...................       300                10,256
                                                              ----------
                                                                  59,363
                                                              ----------
FINANCE - 1.8%
Allstate Corp. .........................       100                 9,087
American General Corp. .................       100                 5,406
Bank of New York Inc. ..................       100                 5,781
Case Corp. .............................       300                18,131
Chase Manhattan Corp. ..................       200                21,900
Chubb Corp.(++) ........................       100                 7,562
Crestar Financial Corp. ................       100                 5,700
Everest Reinsurance Holdings ...........       300                12,375
Federal National Mortgage Association(++)      100                 5,706
First Union Corp. ......................       420                21,525
Foundation Health Systems* .............       390                 8,726
Hartford Financial Services Group ......       100                 9,356
Mellon Bank Corp. ......................       200                12,125
Old Republic International Corp. .......       200                 7,437
Reliastar Financial Corp. ..............       200                 8,238
Republic NY Corp. ......................       100                11,419
TIG Holdings Inc. ......................       200                 6,638
Transatlantic Holdings Inc. ............       150                10,725
                                                              ----------
                                                                 187,837
                                                              ----------
GENERAL BUSINESS - 0.1%
Olsten Corp. ...........................       500                 7,500
Standard Register ......................       100                 3,475
                                                              ----------
                                                                  10,975
                                                              ----------
MISCELLANEOUS - 0.3%
Aeroquip Vickers Inc. ..................       400                19,625
Dillards Inc. ..........................       200                 7,050
Raytheon Co. ...........................        19                   937
                                                              ----------
                                                                  27,612
                                                              ----------
SHELTER - 0.1%
Owens Corning ..........................       200                 6,825
                                                              ----------

TECHNOLOGY - 0.7%
Beckman Industries Inc. ................       300                12,000
International Business Machines ........       200                20,913
Quantum Corp.* .........................       200                 4,013
Seagate Technology* ....................       200                 3,850
Stratus Computer Inc.* .................       300                11,344
TRW Inc. ...............................       200                10,675
Tektronix Inc. .........................       150                 5,953
Western Digital Corp.* .................       200                 3,213
                                                              ----------
                                                                  71,961
                                                              ----------
TRANSPORTATION - 0.1%
CSX Corp. ..............................       100                 5,400
                                                              ----------

UTILITIES - 0.3%
Cinergy Corp. ..........................       100                 3,831
DTE Energy Co. .........................       200                 6,938
Duke Energy Co. ........................       104                 5,759
Entergy Corp. ..........................       200                 5,988
GPU Inc. ...............................       200                 8,425
                                                              ----------
                                                                  30,941
                                                              ----------
TOTAL COMMON STOCKS ....................                         820,813
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.1%
--------------------------------------------------------------------------------

Federal Home Loan Bank Discount Notes
 4.75% due 1/02/98(+) ..................                          12,408
                                                              ----------

TOTAL LARGE CAP VALUE
 (Identfied Cost $743,883) .............                         833,221
                                                              ----------

SMALL CAP GROWTH--18.1%

--------------------------------------------------------------------------------
 COMMON STOCKS--17.6%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 1.0%
Central Packing Corp. ..................     1,490                67,516
OM Group Inc. ..........................       915                33,512
                                                              ----------
                                                                 101,028
                                                              ----------
CAPITAL GOODS - 0.6%
Hardinge Brothers Inc.* ................       910                33,898
ITEQ Inc.* .............................     2,110                24,265
                                                              ----------
                                                                  58,163
                                                              ----------
CONSUMER BASICS - 2.2%
Human Genome Sciences Inc.* ............       945                37,564
Parexel International Corp.* ...........     1,445                53,465
Renal Treatment Centers Inc.* ..........     1,145                41,363
Suiza Foods Corp.* .....................     1,155                68,795
Whole Foods Market Inc.* ...............       685                35,021
                                                              ----------
                                                                 236,208
                                                              ----------
CONSUMER DURABLE GOODS - 0.3%
Tower Automotive Inc.* .................       820                34,491
                                                              ----------
CONSUMER NON-DURABLES - 0.7%
Henry Schein Inc.* .....................     1,210                42,350
Men's Wearhouse Inc.* ..................     1,015                35,271
                                                              ----------
                                                                  77,621
                                                              ----------
CONSUMER SERVICES - 0.3%
Premier Parks Inc.* ....................       875                35,438
                                                              ----------
ENERGY - 1.0%
Forcenergy Inc.* .......................     1,530                40,067
Key Energy Group Inc.* .................     1,000                21,687
Lomak Petrolium Inc. ...................     2,330                37,862
Superior Energy Services Inc.* .........       850                 8,606
                                                              ----------
                                                                 108,222
                                                              ----------
FINANCE - 0.7%
Allied Group Inc. ......................     1,717                49,149
Metris Companies Inc.* .................       740                25,345
                                                              ----------
                                                                  74,494
                                                              ----------
GENERAL BUSINESS - 4.4%
Abacus Direct Corp.* ...................     1,075                44,075
Executive Risk Inc. ....................       810                56,548
Heftel Broadcasting Corp.* .............     1,475                68,956
Intelliquest Information Group* ........     1,030                13,647
Lamar Advertising Co.* .................     1,265                50,284
Metro Networks Inc.* ...................       640                20,960
NFO Research Inc.* .....................     2,190                45,853
Profit Recovery Group International Inc.*    1,605                28,489
Registry Inc.* .........................       955                43,811
Snyder Communications Inc.* ............     1,365                49,823
Whittman Hart Inc.* ....................     1,200                41,100
                                                              ----------
                                                                 463,546
                                                              ----------
MISCELLANEOUS - 3.4%
AHL Services Inc.* .....................       475                11,697
American Disposal Services Inc.* .......       545                19,892
Concentra Managed Care Inc.* ...........     1,305                44,044
Gray Communications Systems Inc. .......       915                23,561
Probusiness Services Inc.* .............       305                 6,977
QAD Inc.* ..............................     1,555                19,632
Rental Service Corp.* ..................     2,195                53,915
Romac International Inc.* ..............     1,020                24,926
Sirrom Capital Corp. ...................     1,065                55,513
Suburban Lodges America Inc.* ..........     1,835                24,428
Synthetic Industries Inc.* .............     1,090                26,978
Viropharma Inc.* .......................       980                17,272
Wilmar Industries Inc.* ................     1,100                26,263
                                                              ----------
                                                                 355,098
                                                              ----------
TECHNOLOGY - 1.7%
CDW Computer Centers Inc.* .............       695                36,227
Claremont Technology Group Inc.* .......       970                17,945
E Trade Group Inc.* ....................       545                12,535
ETEC Systems Inc.* .....................       435                20,227
Harbinger Corp.* .......................       675                18,984
Inacom Corp.* ..........................       710                19,924
Sipex Corp.* ...........................       925                27,981
Somas Medical Technology* ..............       850                10,838
Speedfam International Inc.* ...........       535                14,178
                                                              ----------
                                                                 178,839
                                                              ----------
TRANSPORTATION - 0.6%
Eagle U.S.A. Airfreight Inc.* ..........     1,415                40,327
Hub Group Inc.* ........................       595                17,701
                                                              ----------
                                                                  58,028
                                                              ----------
TOTAL COMMON STOCKS ....................                       1,781,176
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--1.2%
--------------------------------------------------------------------------------

Federal Home Loan Bank Discount Notes
 4.75% due 1/02/98(+)                                            124,864
                                                              ----------
TOTAL SMALL CAP GROWTH
 (Identfied Cost $1,592,586) ...........                       1,906,040
                                                              ----------

SMALL CAP VALUE--18.0%

--------------------------------------------------------------------------------
 COMMON STOCKS--17.6%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 1.4%
Atchison Casting Corp.* ................       400                 6,500
Carpenter Technology Corp. .............       200                 9,613
Keystone Consolidated Industries Inc.* .     2,700                32,400
LTV Corp. ..............................     5,000                48,750
Oil-Dri Corp. of America 1,800 .........    29,700
Reliance Steel & Aluminum Co. ..........       600                17,850
                                                              ----------
                                                                 144,813
                                                              ----------
CAPITAL GOODS - 3.0%
American Buildings Co.* ................       900                22,725
Astro-Med Inc. .........................     1,600                12,800
Commercial Intertech Corp. .............     1,500                31,125
D.R. Horton Inc. .......................     2,300                39,963
ESCO Electronics Corp.* ................     2,400                40,500
Global Industrial Technologies Inc.* ...     1,700                28,794
JLG Industries Inc. ....................     4,300                60,738
Perini Corp.* ..........................     1,100                 9,900
Ultrak Inc.* ...........................     2,500                22,969
United Industrial Corp. ................     4,100                44,587
                                                              ----------
                                                                 314,101
                                                              ----------
CONSUMER BASICS - 3.1%
Cohr Inc.* .............................     1,600                20,400
Dimon Inc. .............................     1,400                36,750
Ekco Group Inc.* .......................     5,100                39,525
MMI Companies Inc. .....................     2,100                52,763
Matrix Pharmaceuticals* ................     5,200                17,875
Nash Finch Co. .........................       400                 7,600
Orthologic Corp.* ......................     4,000                22,250
RLI Corp. ..............................       300                14,944
Schultz Sav-O Stores Inc. ..............     1,500                23,250
Schweitzer-Mauduit International Inc. ..       700                26,075
Standard Commercial Corp.* .............     2,823                46,756
ThermoTrex Corp.* ......................       700                15,488
                                                              ----------
                                                                 323,676
                                                              ----------
CONSUMER DURABLE GOODS - 1.2%
Coachmen Industries Inc. ...............     2,000                43,125
Flexsteel Industries Inc. ..............       700                 9,888
Haskel International Inc. ..............     1,500                17,906
Oshkosh Truck Corp. Class B ............     1,600                28,900
Republic Automotive Parts Inc.* ........       900                13,163
West Co. Inc. ..........................       600                17,850
                                                              ----------
                                                                 130,832
                                                              ----------
CONSUMER NON-DURABLES - 0.6%
Brookstone Inc.* .......................     1,600                20,000
Haverty Furniture Companies Inc. .......       800                10,800
Syms Corp.* ............................     2,400                28,500
                                                              ----------
                                                                  59,300
                                                              ----------
CONSUMER SERVICES - 0.5%
Aztar Corp.* ...........................     4,200                26,250
Cannondale Corp.* ......................     1,300                28,275
                                                              ----------
                                                                  54,525
                                                              ----------
ENERGY - 0.1%
Atwood Oceanics Inc.* ..................       100                 4,737
                                                              ----------
FINANCE - 2.5%
APS Holdings Corp. Class A* ............     4,100                10,250
Allied Life Financial Corp. ............     1,100                24,062
BankAtlantic Bancorp Inc. Class A ......     1,300                21,206
BankAtlantic Bancorp Inc. Class B ......       600                10,050
Centris Group Inc. .....................       100                 2,231
Downey Financial Corp. .................     1,100                31,281
FBL Financial Group Inc. Class A .......       500                20,062
Farm Family Holdings Inc.* .............       700                22,794
Flagstar Bancorp Inc. ..................     1,400                27,716
GA Financial Inc. ......................       700                13,212
Homeside Inc.* .........................     1,200                33,075
Matrix Capital Corp.* ..................     1,200                18,300
Ocwen Asset Investment Corp. ...........     1,000                20,500
Penn-America Group Inc. ................       200                 4,100
Professionals Insurance Company
Management Group* ......................       200                 8,600
                                                              ----------
                                                                 267,439
                                                              ----------
GENERAL BUSINESS - 0.6%
Ennis Business Forms Inc. ..............     6,500                60,125
                                                              ----------

MISCELLANEOUS - 1.3%
Commonwealth Industries Inc. ...........     1,200                17,400
Duckwall Alto Stores Inc.* .............       100                 1,487
Flowserve Corp. ........................     1,200                33,525
Kevco Inc.* ............................       800                13,200
Manchester Equipment Inc.* .............     2,000                 8,000
Motor Cargo Industries Inc.* ...........       500                 6,000
Rush Enterprises Inc.* .................       200                 1,600
Seibels Bruce Group Inc.* ..............     2,500                18,750
Spacehab Inc.* .........................     2,900                30,631
Spectralink Corp.* .....................       400                 1,125
Symons International Group Inc.* .......       500                 9,609
                                                              ----------
                                                                 141,327
                                                              ----------
SHELTER - 2.0%
Ameron International Corp. .............       100                 6,325
Beazer Homes USA Inc.* .................     2,000                39,875
Belmont Homes Inc. .....................     2,000                15,375
Butler Manufacturing Co. ...............       400                12,900
Morgan Products Ltd.* ..................     6,400                34,000
Patrick Industries Inc. ................     1,300                19,175
Ryland Group Inc. ......................     1,500                35,250
Southern Energy Homes Inc.* ............     2,100                16,800
U.S. Home Corp.* .......................       800                31,400
                                                              ----------
                                                                 211,100
                                                              ----------
TECHNOLOGY - 0.7%
Alliant Techsystems Inc.* ..............       100                 5,575
Interlink Computer Sciences Inc.* ......     1,600                 5,900
Komag Inc.* ............................     2,300                34,212
Read-Rite Corp.* .......................     1,200                18,900
Trident Microsystems Inc.* .............     1,600                14,500
                                                              ----------
                                                                  79,087
                                                              ----------
TRANSPORTATION - 0.6%
Fritz Companies Inc.* ..................     4,100                57,144
Kenan Transport Co. ....................       200                 7,325
                                                              ----------
                                                                  64,469
                                                              ----------
TOTAL COMMON STOCKS ....................                       1,855,531
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.4%
--------------------------------------------------------------------------------

Federal Home Loan Bank Discount Notes
 4.75% due 1/02/98(+) ..................                          46,063
                                                              ----------
TOTAL SMALL CAP VALUE
 (Identfied Cost $1,884,243) ...........                       1,901,594
                                                              ----------

INTERNATIONAL EQUITY--32.1%

--------------------------------------------------------------------------------
 COMMON STOCKS--31.6%
--------------------------------------------------------------------------------

AUSTRIA - 0.3%
Bohler Uddeholm ........................       610            $   35,760
                                                              ----------
AUSTRALIA - 1.2%
Australia & New Zealand Bank Group .....     9,240                61,065
Pioneer International Ltd. .............    13,810                37,713
Quantas Airways ........................    16,990                30,075
                                                              ----------
                                                                 128,853
                                                              ----------
CANADA - 1.8%
Bank of Nova Scotia ....................       835                39,353
Canadian Imperial Bank .................     1,800                56,177
Imasco Ltd. ............................     2,030                71,736
Noranda Inc. ...........................     1,620                28,681
                                                              ----------
                                                                 195,947
                                                              ----------
DENMARK - 0.1%
BG Bank ................................       195                13,120
                                                              ----------
FINLAND - 0.6%
Rauma Oy ...............................       875                13,644
UPM Kymmene Oy .........................     2,305                46,092
                                                              ----------
                                                                  59,736
                                                              ----------
FRANCE - 2.9%
Elf Aquitaine ..........................       360                41,871
Lafarge Coppee .........................     1,015                66,599
Pernod Ricard ..........................     1,220                71,759
Seita ..................................     1,650                59,217
Societe Generale .......................       167                22,753
Usinor Sacilor .........................     3,175                45,843
                                                              ----------
                                                                 308,042
                                                              ----------
GERMANY - 0.8%
Commerzbank AG .........................     2,210                86,977
                                                              ----------
GREAT BRITAIN - 7.9%
Abbey National 3,430 ...................    61,746
Allied Domecq PLC ......................     6,770                58,490
BTR PLC ................................    21,375                64,600
Bat Industries .........................     6,890                62,831
Coats Viyella ..........................    29,250                43,719
Commercial Union .......................     3,790                52,851
Cookson Group ..........................     5,700                18,444
Energy Group ...........................     4,000                44,150
Hanson .................................    10,557                47,099
Harrison & Crosfield ...................    16,495                38,201
Hillsdown Holdings .....................    19,500                47,403
Hyder ..................................     3,330                52,945
Lex Service ............................     9,520                72,710
Powergen ...............................     4,780                62,181
Safeway ................................     8,120                45,746
Tate & Lyle ............................     5,390                44,354
Tomkins ................................     3,200                15,137
                                                              ----------
                                                                 832,607
                                                              ----------

HONG KONG - 1.7%
China Light & Power ....................     3,000            $   16,647
Dickson Concept Industries .............    10,700                15,603
HSBC Holdings ..........................     1,500                36,973
Hang Lung Development Co. ..............    16,000                22,506
Hong Kong Telecomm .....................    14,600                30,052
New World Development Co. ..............     5,000                17,293
South China Morning Post ...............     5,900                 4,150
Swire Pacific ..........................     6,000                32,907
                                                              ----------
                                                                 176,131
                                                              ----------
IRELAND - 0.5%
Jefferson Smurfit ......................    17,765                50,064
                                                              ----------
ITALY - 0.7%
Eni Spa ................................    12,000                68,038
                                                              ----------
JAPAN - 3.9%
Koito Manufacturing Co. ................     6,000                23,895
Kyocera Corp. ..........................     1,100                49,874
MOS Food Services ......................     2,200                25,442
Nichicon Corp. .........................     4,000                37,068
Nintendo Co. ...........................       500                49,016
Promise Co. ............................     1,000                55,449
Sekisui Chemical .......................     6,000                30,466
Sony Corp. .............................       500                44,421
Suzuki Motor Corp. .....................     7,000                63,261
Yodogawa Steel Works ...................     7,000                28,467
                                                              ----------
                                                                 407,359
                                                              ----------
NETHERLANDS - 2.5%
ABN Amro Holdings NV ...................     2,900                56,494
Akzo Nobel NV ..........................       429                73,967
Hollandsche Beton ......................       600                11,156
Ing Group NV ...........................     1,242                52,310
Koninklijke PTT NV .....................     1,760                73,433
                                                              ----------
                                                                 267,360
                                                              ----------
NEW ZEALAND - 0.2%
Fletcher Challenge .....................    11,460                23,423
                                                              ----------
NORWAY - 0.8%
Kvaerner ASA ...........................       715                36,399
Nycomed Amersham* ......................     1,223                44,377
                                                              ----------
                                                                  80,776
                                                              ----------
SPAIN - 1.3%
Banco Santander SA .....................     2,141                71,531
Repsol SA ..............................     1,610                68,691
                                                              ----------
                                                                 140,222
                                                              ----------
SWEDEN - 0.5%
Electrolux AB ..........................       680                47,189
                                                              ----------
SWITZERLAND - 3.4%
Forbo Holdings .........................       155                63,328
Nestle SA ..............................        55                82,395
Saurer AG ..............................        43                31,194
Schweizerische
Rueckversicherungs-Gesellschaft ........        40                74,788
Schweizerische Industrie-Gesellschaft
Holding AG .............................        20                54,750
Sulzer AG ..............................        82                51,966
                                                              ----------
                                                                 358,421
                                                              ----------
UNITED STATES - 0.5%
Jardine Matheson .......................     9,800                49,980
                                                              ----------
TOTAL COMMON STOCKS ....................                       3,330,005
                                                              ----------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.5%
--------------------------------------------------------------------------------

Federal Home Loan Bank Discount Notes
 4.75% due 1/02/98(+) ..................                          52,505
                                                              ----------
Total International Equity
 (Identfied Cost $3,238,313) ...........                       3,382,510
                                                              ----------

INTERNATIONAL BOND--15.2%

--------------------------------------------------------------------------------
 FIXED INCOME--10.6%
--------------------------------------------------------------------------------

                            Currency
                            --------
ARGENTINA - 0.2%
    Republic of Argentina Bocon
     3.39% due 4/01/01 ..........   ARS     27,689                24,350
                                                              ----------
CANADA - 0.3%
    Canadian Government
     8.75% due 12/01/05 .........   CAD     38,000                31,907
                                                              ----------
DENMARK - 0.2%
    Kingdom of Denmark
     8.00% due 5/15/03 ..........   DKK    150,000                24,718
                                                              ----------
FRANCE - 0.7%
    Government of France
     7.75% due 10/25/05 .........   FRF    360,000                69,506
                                                              ----------
GERMANY - 0.8%
    Federal Republic of Germany
     6.00% due 7/04/07 ..........   DEM    150,000                87,584
                                                              ----------
GREAT BRITAIN - 1.4%
    U. K. Treasury
     8.50% due 12/07/05 .........   GBP     50,000                92,673
     7.25% due 12/07/07 .........   GBP     30,000                52,770
                                                              ----------
                                                                 145,443
                                                              ----------
GREECE - 0.5%
    Hellenic Republic
     11.10% due 6/17/03 .........   GRD    300,000                 1,013
    Republic of Greece
     11.00% due 10/23/03 ........   GRD  2,000,000                 6,808
     8.80% due 6/19/07 ..........   GRD 14,100,000                45,666
                                                              ----------
                                                                  53,487
                                                              ----------
ITALY - 0.5%
    Republic of Italy
     6.00% due 1/01/00 ..........   ITL 50,000,000                28,942
     7.25% due 11/01/26 .........   ITL 35,000,000                23,029
                                                              ----------
                                                                  51,971
                                                              ----------
JAPAN - 2.6%
    Government of Japan
     6.40% due 3/20/00 ..........   JPY 28,500,000               245,580
     4.10% due 12/22/03 .........   JPY  3,000,000                26,421
                                                              ----------
                                                                 272,001
                                                              ----------
POLAND - 0.1%
    Government of Poland
     6.687% due 10/27/24 ........   $       12,000                11,565
                                                              ----------
SPAIN - 0.3%
    Government of Spain
     10.00% due 2/28/05 .........   ESP  4,000,000                33,273
                                                              ----------
SWEDEN - 2.0%
    Kingdom of Sweden
     10.25% due 5/05/00 .........   SEK  1,000,000               139,123
     8.00% due 8/15/07 ..........   SEK    500,000                72,132
                                                              ----------
                                                                 211,255
                                                              ----------
UNITED STATES - 1.0%
United States Treasury Notes
 3.625% due 7/15/02 .............   $      100,894               100,390
                                                              ----------
TOTAL FIXED INCOME                                             1,117,450
                                                              ----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--4.4%
--------------------------------------------------------------------------------

Canadian Treasury Bill
 3.98% due 4/02/98 ..............   CAD     40,000                27,711
Federal Home Loan Bank
 Discount Note
 4.75% due 1/02/98(+) ...........   $      100,000                67,433
Federal Home Loan Bank
 Mortgage Discount Note
 5.60% due 3/26/98 ..............   $      100,000                98,681
Federal National Mortgage
 Association Discount Notes
 5.77% due 1/26/98 ..............   $      100,000                99,599
International Bank for
 Reconstruction and Development
 5.55% due 1/21/98 ..............   $      150,000               149,538
Poland Treasury Bills
 5.00% due 4/22/98 ..............   PLN     30,000                 7,943
 4.94% due 5/13/98 ..............   PLN     20,000                 5,229
United States Treasury Bills
 5.185% due 3/12/98 .............   $       10,000                 9,890
                                                              ----------
TOTAL SHORT-TERM OBLIGATIONS ...........                         466,024
                                                              ----------

Purchased calls
AUD 126,000 Australian Government Bonds
 @ AUD 94.75 exp. date 2/09/98 .........                          13,564
AUD 75,000 Australian Government Bonds
 @ AUD 106.96 exp. date 2/09/98 ........                           4,848
                                                              ----------
TOTAL INTERNATIONAL BOND OPTIONS .......                          18,412
                                                              ----------
TOTAL INTERNATIONAL BOND
 (Identfied Cost $1,628,844) ...........                       1,601,886
                                                              ----------

SHORT-TERM--4.7%

Federal Home Loan Bank
 Discount Notes
 4.75% due 1/02/98(+) ..................                         497,791
                                                              ----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identfied Cost $497,791) .............                         497,791
                                                              ----------
TOTAL INVESTMENTS
 (Identified Cost $10,320,965) .........     104.2%           10,984,833
OTHER ASSETS,
 LESS LIABILITIES ......................      (4.2)             (441,323)
                                             -----           -----------
TOTAL NET ASSETS .......................     100.0%          $10,543,510
                                             =====           ===========

*   Non income producing

(+) The Portfolio owns in aggregate $832,000 Federal Home Loan Bank Discount Notes 4.75%, due 1/02/98, valued at $831,892, proceeds at maturity $832,000, collateralized by $832,000 Federal Home Loan Bank due 1/02/98, portions of which are listed separately by each asset class.

(++) The Portfolio owns in aggregate 240 shares of Deere & Co., valued at $13,995; 270 shares of Chubb Corp., valued at $20,418; and 445 shares of Federal National Mortgage Association, valued at $25,393, portions of which are listed separately by each asset class..

    See notes to financial statements.

              FOREIGN CURRENCY LEGEND
           -----------------------------------
           SYMBOL             COUNTRY
           -----------------------------------
           AUD                Australia
           ARS                Argentina
           CAD                Canada
           DKK                Denmark
           FRF                France
           DEM                Germany
           GBP                Great Britain
           GRD                Greece
           ITL                Italy
           JPY                Japan
           PLN                Poland
           ESP                Spain
           SEK                Sweden

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1997 ARE AS FOLLOWS:

                                                                                                                     UNREALIZED
                                                                 MARKET         AGGREGATE       DELIVERY DATE       APPRECIATION
            CURRENCY                       COUNTRY                VALUE         FACE VALUE      OF CONTRACTS       (DEPRECIATION)
            --------                       -------                -----         ----------      ------------       --------------
Deutsche Mark (Buy) ....................    Germany              $ 62,339         $ 64,259      January-1998         $ (1,920)
Deutsche Mark (Sell) ...................    Germany                92,985           96,714      January-1998            3,729
Deutsche Mark (Buy) ....................    Germany                64,608           65,051      February-1998            (443)
Deutsche Mark (Buy) ....................    Germany               243,256          247,160      March-1998             (3,904)
Deutsche Mark (Sell) ...................    Germany                67,509           68,496      March-1998                987
Dollar (Buy) ...........................    Australia               9,127           10,341      January-1998           (1,214)
Dollar (Buy) ...........................    Canada                 15,753           16,083      January-1998             (330)
Dollar (Buy) ...........................    Canada                 41,375           42,680      March-1998             (1,305)
Dollar (Sell) ..........................    Canada                 91,165           97,073      March-1998              5,908
Drachma (Buy) ..........................    Greece                 33,191           33,664      January-1998             (473)
Drachma (Sell) .........................    Greece                 51,080           52,225      January-1998            1,145
Drachma (Sell) .........................    Greece                 30,729           30,878      February-1998             149
ECU (Buy) ..............................    Europe                 19,728           20,541      January-1998             (813)
ECU (Sell) .............................    Europe                 19,789           20,346      January-1998              557
Franc (Buy) ............................    Belgium                24,925           25,300      January-1998             (375)
Franc (Buy) ............................    Belgium                11,225           11,284      March-1998                (59)
Franc (Buy) ............................    France                 15,299           15,972      January-1998             (673)
Franc (Buy) ............................    France                 31,853           32,122      March-1998               (269)
Franc (Buy) ............................    Switzerland               685              688      January-1998               (3)
Franc (Sell) ...........................    Switzerland            99,434          102,057      January-1998            2,623
Franc (Sell) ...........................    Switzerland            55,107           55,565      February-1998             458
Franc (Buy) ............................    Switzerland            30,337           31,076      March-1998               (739)
Franc (Sell) ...........................    Switzerland               691              695      March-1998                  4
Guilder (Buy) ..........................    Netherlands            55,779           58,087      January-1998           (2,308)
Guilder (Sell) .........................    Netherlands            15,857           16,105      March-1998                248
Koruna (Buy) ...........................    Czechoslovakia          2,581            2,656      January-1998              (75)
Koruna (Sell) ..........................    Czechoslovakia          2,581            2,590      January-1998                9
Krone (Buy) ............................    Norway                 22,000           23,109      February-1998          (1,109)
Krona (Sell) ...........................    Sweden                124,029          131,281      January-1998            7,252
Lira (Buy) .............................    Italy                 101,398          104,402      January-1998           (3,004)
Markka (Buy) ...........................    Finland                17,393           17,942      January-1998             (549)
Markka (Sell) ..........................    Finland                 9,177            9,402      January-1998              225
Peseta (Buy) ...........................    Spain                  52,545           55,096      January-1998           (2,551)
Peseta (Sell) ..........................    Spain                  33,941           35,473      January-1998            1,532
Pound (Buy) ............................    Great Britain          27,885           28,728      January-1998             (843)
Pound (Sell) ...........................    Great Britain          16,913           16,598      January-1998             (315)
Pound (Buy) ............................    Ireland                39,127           41,190      January-1998           (2,063)
Pound (Sell) ...........................    Ireland                28,452           30,033      January-1998            1,581
Ringgit (Buy) ..........................    Malaysia                7,718            7,867      January-1998             (149)
Ringgit (Sell) .........................    Malaysia                7,718            7,840      January-1998              122
Rupiah (Buy) ...........................    Indonesia               4,682            6,251      January-1998           (1,569)
Rupiah (Sell) ..........................    Indonesia               4,678            4,784      January-1998              106
Schilling (Buy) ........................    Austria                12,101           12,278      January-1998             (177)
Yen (Buy) ..............................    Japan                 320,667          342,274      January-1998          (21,607)
Yen (Sell) .............................    Japan                  30,739           32,581      January-1998            1,842
                                                                                                                     --------
                                                                                                                     $(20,362)
                                                                                                                     ========

CITISELECT(R) VIP PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 1997

                                                                    CITISELECT(R)  CITISELECT(R)    CITISELECT(R)     CITISELECT(R)
                                                                        VIP             VIP              VIP               VIP
                                                                     FOLIO 200       FOLIO 300        FOLIO 400         FOLIO 500
                                                                    ------------    ------------     ------------     ------------
ASSETS:
Investments, at value (Note1A) (Identified Cost, $10,549,155
  $14,888,471, $11,772,659 and $10,320,965, respectively) .......   $10,913,862      $15,423,230      $12,414,465      $10,984,833
Foreign currency, (cost $2,347, $6,217, $7,205 and $7,264,
  respectively) at value ........................................         2,320            6,147            7,102            7,134
Cash ............................................................         2,374               --              241              269
Receivable for securities sold ..................................     1,032,139        1,293,656        1,830,443          665,007
Receivable for forward contracts ................................        48,471           62,681           49,985           28,477
Dividends receivable ............................................         5,350            9,363           11,926           15,303
Interest receivable .............................................        95,553           95,180           52,713           30,778
Receivable from sub-administrator (Note 6) ......................       278,684          298,292          282,266          270,266
Other assets ....................................................         6,836            4,804            7,137            8,832
                                                                    -----------      -----------      -----------      -----------
  Total assets ..................................................    12,385,589       17,193,353       14,656,278       12,010,899
                                                                    -----------      -----------      -----------      -----------
LIABILITIES:
Payable for securities purchased ................................     1,882,858        2,745,685        3,202,631        1,346,168
Payable for forward contracts ...................................       113,163          185,034          102,949           48,839
Accrued expenses and other liabilities ..........................        68,503           70,971           71,744           72,382
                                                                    -----------      -----------      -----------      -----------
  Total Liabilities .............................................     2,064,524        3,001,690        3,377,324        1,467,389
                                                                    -----------      -----------      -----------      -----------
NET ASSETS for 1,006,823, 1,366,989, 1,097,340 and 1,006,175 shares,
  respectively, of beneficial interest outstanding ..............   $10,321,065      $14,191,663      $11,278,954      $10,543,510
                                                                    ===========      ===========      ===========      ===========

NET ASSETS CONSIST OF:
Paid-in capital .................................................    $9,980,060      $13,785,969      $10,758,208       $9,952,196
Overdistributed net investment income ...........................       (30,349)         (59,621)         (98,710)         (56,754)
Accumulated/overdistributed net realized gain on investments ....         2,130          (29,711)         (27,364)         (29,050)
Unrealized appreciation of investments, forward currency contracts,
  foreign currency, futures and other assets and liabilities ....       369,224          495,026          646,820          677,118
                                                                    -----------      -----------      -----------      -----------
Total Net Assets ................................................   $10,321,065      $14,191,663      $11,278,954      $10,543,510
                                                                    ===========      ===========      ===========      ===========
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST ................        $10.25           $10.38           $10.28            $10.48
                                                                         ======           ======           ======            ======

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE PERIOD FEBRUARY 10, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997

                                                                   CITISELECT(R)   CITISELECT(R)    CITISELECT(R)     CITISELECT(R)
                                                                        VIP             VIP              VIP               VIP
                                                                     FOLIO 200       FOLIO 300        FOLIO 400         FOLIO 500
                                                                    ------------    ------------     ------------     -------------
INCOME:
Interest (Note 1B) ..............................................     $ 358,645        $ 326,304        $ 192,526         $ 90,699
Dividends (net of foreign tax of $3,307, $6,082
  $11,561, and $14,312) .........................................        56,099           92,742          136,160          159,706
                                                                      ---------      -----------      -----------      -----------
  Total investment income .......................................       414,744          419,046          328,686          250,405
                                                                      ---------      -----------      -----------      -----------
EXPENSES:
Custodian fees and accounting fees ..............................       291,823          311,269          311,730          286,998
Management fees (Note 2) ........................................        70,961           79,571           75,204           69,516
Transfer agent fees .............................................        22,036           24,652           24,632           27,065
Auditing services ...............................................        21,700           21,700           21,700           21,700
Shareholder reports .............................................         4,207            4,207            4,207            4,207
Trustees fees ...................................................         3,990            4,010            4,010            3,987
Legal services ..................................................         3,843            3,843            3,843            3,843
Miscellaneous ...................................................         1,870            1,871            1,871            1,869
                                                                      ---------      -----------      -----------      -----------
 Total expenses .................................................       420,430          451,123          447,197          419,185
Less aggregate amounts waived by the Manager (Note 2) ...........      (51,585)         (51,799)         (39,271)         (32,727)
Less expenses assumed by the Sub-Administrator (Note 6) .........     (278,684)        (298,292)        (282,266)        (270,266)
                                                                      ---------      -----------      -----------      -----------
Net expenses ....................................................        90,161          101,032          125,660          116,192
                                                                      ---------      -----------      -----------      -----------
Net investment income ...........................................       324,583          318,014          203,026          134,213
                                                                      ---------      -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from investments, forward currency
  contracts, foreign currency transactions and futures ..........       149,835          201,298          296,072          326,068
Net change in unrealized appreciation on investments, forward currency contracts, foreign currency, futures and
  other assets and liabilities ..................................       369,224          495,026          646,820          677,118
                                                                      ---------      -----------      -----------      -----------
Net realized and unrealized gain on investments
 and foreign currency ...........................................       519,059          696,324          942,892        1,003,186
                                                                      ---------      -----------      -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $ 843,642      $ 1,014,338      $ 1,145,918      $ 1,137,399
                                                                      =========      ===========      ===========      ===========

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- FOR THE PERIOD FEBRUARY 10, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997

                                                                   CITISELECT(R)   CITISELECT(R)    CITISELECT(R)     CITISELECT(R)
                                                                        VIP             VIP              VIP               VIP
                                                                     FOLIO 200       FOLIO 300        FOLIO 400         FOLIO 500
                                                                   -------------   -------------    -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...........................................     $ 324,583        $ 318,014        $ 203,026        $ 134,213
Net realized gain (loss) from investments, forward currency
 contracts, foreign currency transactions and futures ...........       149,835          201,298          296,072          326,068
Net change in unrealized appreciation of investments, forward currency contracts, foreign currency, futures and other
  assets and liabilities ........................................       369,224          495,026          646,820          677,118
                                                                    -----------      -----------      -----------      -----------
  Net increase in net assets resulting from operations ..........       843,642        1,014,338        1,145,918        1,137,399
                                                                    -----------      -----------      -----------      -----------
DISTRIBUTIONS:
Net income ......................................................      (324,560)        (318,014)        (203,026)        (134,213)
Net realized gain on investments ................................      (149,835)        (201,298)        (296,072)        (326,068)
In excess of net income .........................................            --             (256)         (64,623)         (49,682)
In excess of realized gain on investments .......................       (28,242)         (89,076)         (61,451)         (36,122)
                                                                    -----------      -----------      -----------      -----------
                                                                       (502,637)        (608,644)        (625,172)        (546,085)
                                                                    -----------      -----------      -----------      -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares ................................    18,111,458       23,976,027       21,130,190       13,699,362
Net asset value of shares issued to shareholders from
  reinvestment of distributions .................................       502,637          608,644          625,172          546,085
Cost of shares repurchased ......................................    (8,634,035)     (10,798,702)     (10,997,154)      (4,293,251)
                                                                    -----------      -----------      -----------      -----------
 Net increase in net assets from transactions
   in shares of beneficial interest .............................     9,980,060       13,785,969       10,758,208        9,952,196
                                                                    -----------      -----------      -----------      -----------
NET INCREASE IN NET ASSETS ......................................    10,321,065       14,191,663       11,278,954       10,543,510

NET ASSETS:
Beginning of period .............................................            --               --               --               --
                                                                    -----------      -----------      -----------      -----------
End of period (including overdistributed net investment
  income of $(30,349), $(59,621), $(98,710), and $(56,754) ......   $10,321,065      $14,191,663      $11,278,954      $10,543,510
                                                                    ===========      ===========      ===========      ===========

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR THE PERIOD FEBRUARY 10, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997

                                                                     CITISELECT(R)     CITISELECT(R)    CITISELECT(R)  CITISELECT(R)
                                                                          VIP               VIP              VIP            VIP
                                                                       FOLIO 200         FOLIO 300        FOLIO 400      FOLIO 500
                                                                     -------------     -------------   -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.00           $10.00           $10.00          $10.00
                                                                         ------           ------           ------          ------
INCOME FROM OPERATIONS:
Net investment income                                                     0.339+           0.251+           0.212+          0.148+
Net realized and unrealized gain (loss) on investment                     0.436            0.609            0.701           0.917
                                                                         ------           ------           ------          ------
 Total from operations                                                    0.775            0.860            0.913           1.065
                                                                         ------           ------           ------          ------

LESS DISTRIBUTIONS FROM:
Net investment income                                                    (0.339)          (0.251)          (0.206)         (0.144)
Net realized gain on investments                                         (0.157)          (0.159)          (0.300)         (0.349)
In excess of net income                                                      --               --           (0.065)         (0.053)
In excess of realized gains on investments                               (0.029)          (0.070)          (0.062)         (0.039)
                                                                         ------           ------           ------          ------
                                                                         (0.525)          (0.480)          (0.633)         (0.585)
                                                                         ------           ------           ------          ------
Net Asset Value, End of Period                                           $10.25           $10.38           $10.28          $10.48
                                                                         ======           ======           ======          ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                               $10,321          $14,192          $11,279         $10,544
Ratio of expenses to average net assets                                   0.95%*           0.95%*           1.25%*          1.25%*
Ratio of net investment income to average net assets                      3.43%*           3.00%*           2.03%*          1.45%*
Portfolio turnover rates                                                   231%             241%             230%            134%
Average commission rate per share                                       $0.0296          $0.0293          $0.0202         $0.0212
Total return                                                              7.79%**          8.65%**          9.22%**        10.76%**

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Sub-Administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment loss per share                                            $(0.006)+       $(0.025)+        $(0.124)+       $(0.186)+
Ratios:
Expenses to average net assets                                             4.44%*          4.25%*           4.46%*          4.52%*
Net investment loss to average net assets                                (0.06)%*        (0.30)%*         (1.18)%*        (1.82)%*

 * Annualized
** Not Annualized
 + The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
     CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Funds. CFBDS, Inc. ("CFBDS", formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

     The financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Funds are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses, foreign taxes recorded and the amount actually received or paid.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- Each of the Funds may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

E. FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions.
Accordingly, no provision for federal income or excise tax is necessary.

F. EXPENSES -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

G. Futures contracts -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. PURCHASED OPTIONS -- The premium paid by a Fund for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which a Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, the Fund will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

I. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1997 CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 CitiSelect(R) VIP Folio 500 reclassified $30,372, $59,365, $34,087 and $7,072, respectively, overdistributed net investment income to accumulated/overdistributed net realized gains on investments.

J. BENEFICIAL INTEREST -- At December 31, 1997, insurance companies or their separate accounts were the record owners of all the shares of each Fund. (See note 5.)

K. REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all secureities held as collateral in support of repurchase agreements. Additionally, procedures have been established by each Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

L. OTHER -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

(2) MANAGEMENT FEES
     Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and CFBDS.

     The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.

     The management fees paid to Citibank for CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 amounted to $70,961, $79,571, $75,204 and $69,516, respectively, of which $51,585, $51,799, $39,271 and $32,727, respectively were voluntarily waived for the period ended December 31, 1997. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(3)  PURCHASES AND SALES OF INVESTMENTS
     Purchases and sales of securities, other than short-term obligations, for the period ended December 31, 1997, were as follows:

                                  PURCHASES           SALES
CitiSelect(R) VIP
 Folio 200 .................    $28,241,335        $20,185,300
CitiSelect(R)VIP
 Folio 300 .................    $37,953,717        $26,135,896
CitiSelect(R)VIP
 Folio 400 .................    $33,749,202        $23,976,907
CitiSelect(R)VIP
 Folio 500 .................    $22,023,216        $13,161,963

(4)  FEDERAL INCOME TAX BASIS OF INVESTMENTS
     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1997, as computed on a federal income tax basis, are as follows:

CITISELECT(R) VIP FOLIO 200
 Aggregate Cost ..........................         $10,558,140
                                                   ===========
 Gross unrealized appreciation ...........         $   654,127
 Gross unrealized depreciation ...........           (298,405)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   355,722
                                                   ===========

CitiSelect(R) VIP Folio 300
 Aggregate Cost ..........................         $14,915,673
                                                   ===========
 Gross unrealized appreciation ...........         $   934,506
 Gross unrealized depreciation ...........           (426,949)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   507,557
                                                   ===========

CitiSelect(R) VIP Folio 400
 Aggregate Cost ..........................         $11,794,496
                                                   ===========

 Gross unrealized appreciation ...........         $ 1,124,045
 Gross unrealized depreciation ...........           (504,076)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   619,969
                                                   ===========

CitiSelect(R) VIP Folio 500
 Aggregate Cost ..........................         $10,325,998
                                                   ===========
 Gross unrealized appreciation ...........         $ 1,217,473
 Gross unrealized depreciation ...........           (558,638)
                                                   -----------
 Net unrealized appreciation
 (depreciation) ..........................         $   658,835
                                                   ===========

(5)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest are as follows:

CITISELECT(R) VIP FOLIO 200
 Shares sold ...................................     1,779,423
 Shares reinvested .............................        49,423
 Shares repurchased ............................     (822,023)
                                                     ---------
 Net increase ..................................     1,006,823
                                                     ---------

CITISELECT(R) VIP FOLIO 300
 Shares sold ...................................     2,343,967
 Shares reinvested .............................        59,206
 Shares repurchased ............................   (1,036,184)
                                                     ---------
 Net increase ..................................     1,366,989
                                                     ---------

CITISELECT(R) VIP FOLIO 400
 Shares sold ...................................     2,073,367
 Shares reinvested .............................        61,714
 Shares repurchased ............................   (1,037,741)
                                                     ---------
 Net increase ..................................     1,097,340
                                                     ---------

CITISELECT(R) VIP FOLIO 500
 Shares sold ...................................     1,351,914
 Shares reinvested .............................        53,069
 Shares repurchased ............................     (398,808)
                                                     ---------
 Net increase ..................................     1,006,175
                                                     ---------

     Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.99% of each CitiSelect VIP Portfolio.

(6)  ASSUMPTION OF EXPENSES

     CFBDS has voluntarily agreed to pay a portion of the expenses for the period ended December 31, 1997. The amounts are as follows:

     CitiSelect(R)VIP Folio 200      $278,684
     CitiSelect(R)VIP Folio 300      $298,292
     CitiSelect(R)VIP Folio 400      $282,266
     CitiSelect(R)VIP Folio 500      $270,266

CITISELECT(R) VIP PORTFOLIOS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Annuity Portfolios and the Shareholders of

CitiSelect(R) VIP Folio 200
CitiSelect(R) VIP Folio 300
CitiSelect(R) VIP Folio 400
CitiSelect(R) VIP Folio 500

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 (four of the funds constituting the Variable Annuity Portfolios, hereafter referred to as the "Funds") at December 31, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period from February 10, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
February 2, 1998

                                  ANNUAL REPORT
                                December 31, 1997

                     LANDMARK(SM) SMALL CAP EQUITY VIP FUND

     We are pleased to present this annual report for the Landmark(SM) Small Cap Equity VIP Fund. The report covers the period February 10, 1997 (Commencement of Operations) to December 31, 1997. During that time, the Fund's investment adviser, Citibank, N.A., has been busy putting your variable annuity insurance assets to work in order to help you reach your long-term financial goals. Thank you for your participation in the Landmark(SM) Small Cap Equity VIP Fund. We look forward to serving your variable annuity investments needs in the months and years ahead.

CONTENTS
--------------------------------------------------------------------------------
Portfolio Manager
The Portfolio Manager Responds
Fund Data
Performance Highlights
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Independent Auditors' Report

Remember that Mutual Fund Shares:
o  Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or or any of its affiliates
o Are subject to investment risks, including possible loss of the principal amount invested

--------------------------------------------------------------------------------
PORTFOLIO MANAGER

LINDA J. INTINI
Vice President, Citibank, N.A.

Linda J. Intini has managed the Landmark Small Cap Equity VIP Fund since inception. Ms. Intini has over ten years of experience specializing in the management of small cap equities, including over $750 million of Citibank's small cap portfolios for trusts, individuals and institutions. Prior to joining Citibank, she was a Portfolio Manager and Research Analyst with Manufacturers Hanover in the Special Equity area. She also specialized in equity research at Eberstadt Fleming.

--------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS

The performance of small-cap stocks did not keep pace with larger capitalization stocks in 1997, marking the third consecutive year of underperformance for this sector of the stock market. The rally we experienced in the third quarter was not sustained in the fourth quarter, when large-capitalization stocks resumed their market leadership. This is because investors aversion to risk remained a prominent theme in equity investing this year, and large-capitalization stocks tend to provide less risk and greater liquidity.

Early in the year, we sharpened our focus on growth companies, selling some holdings that may have been more attractive from a value perspective than from an earnings-growth standpoint. We used the proceeds from those sales to invest in several companies that met our criteria for management strength, market leadership and growth potential. We found particularly compelling opportunities in financial companies, which we believed would benefit from the continuation of low inflation and declining interest rates. In addition, some of our positions in the health care industry have benefitted from renewed investor interest.

We remain optimistic regarding the potential of the small-capitalization market. We expect the economy to remain on its present low-inflation, moderate-growth course. We believe that the U.S. dollar should remain strong relative to other currencies, which should support continued investor interest in small companies that are able to produce higher levels of earnings growth than large, multi-national companies whose overseas earnings may be eroded. In addition, many investors have become wary of the high valuations of large-capitalization stocks after their multi-year rally. We believe that small-capitalization stocks are attractively valued by comparison, and could offer investors the greatest opportunities for investment gains in the months ahead.

Please note that effective March 2, 1998, the name of the Fund will be changed to CitiFundsSM Small Cap Growth VIP Portfolio.

FUND DATA For the Period Ended December 31, 1997
--------------------------------------------------------------------------------

                                                                  TOTAL RETURN
                                                                  -----------
                                                                     SINCE
                                                                    2/10/97
                                                                   INCEPTION*
                                                                   ----------
Landmark Small Cap Equity VIP Fund ...............................   12.10%
Russell 2000(R)Index .............................................   21.67%

* Not Annualized.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
A $10,000 investment in the Fund made on inception date would have grown to $11,210 (as of 12/31/97). The graph shows how the Fund compares to our benchmarks over the same period.

                                    Landmark                 Russell 2000
                                    VIP Small                   Index
                                     Cap Fund                 (unmanaged)
                                     --------                 -----------
2/10/97                             10,000.00                  10,000.00
2/28/97                              9,550.00                   9,896.50
3/31/97                              9,050.00                   9,429.48
4/30/97                              8,730.00                   9,455.89
5/31/97                             10,000.00                  10,507.38
6/30/97                             10,520.00                  10,958.15
7/31/97                             10,860.00                  11,467.58
8/31/97                             11,020.00                  11,730.19
9/30/97                             11,960.00                  12,588.84
10/31/97                            11,350.00                  12,036.19
11/30/97                            11,240.00                  11,957.95
12/31/97                            11,210.00                  12,167.22

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower.

Landmark Small Cap Equity VIP Fund
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS December 31, 1997

ISSUER                                      SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--94.7%

COMMERCIAL SERVICES - 28.5%
Abacus Direct Corp.* ...................     1,795                $   73,595
AHL Services Inc.* .....................       730                    17,976
ITEQ Inc.* .............................     3,385                    38,927
Intelliquest Information Group* ........     1,735                    22,989
Lamar Advertising Co.* .................     2,095                    83,276
Metro Networks Inc.* ...................     1,125                    36,844
NFO Research Inc.* .....................     2,247                    47,047
Probusiness Services Inc.* .............       410                     9,379
Profit Recovery Group* .................     2,550                    45,263
Registry Inc.* .........................     1,450                    66,519
Rental Services Corp.* .................     3,135                    77,003
Romac International Inc.* ..............     1,530                    37,389
Snyder Communications Inc.* ............     2,250                    82,125
Suiza Foods Corp.* .....................     2,265                   134,909
Whitman - Hart Inc.* ...................     1,895                    64,904
Wilmar Industries Inc.* ................     1,815                    43,333
                                                                  ----------
                                                                     881,478
                                                                  ----------
COMMODITIES & PROCESSING - 2.7%
Om Group Inc. ..........................     1,330                    48,711
Synthetic Industries Inc.* .............     1,450                    35,887
                                                                  ----------
                                                                      84,598
                                                                  ----------
CONSUMER DURABLES - 1.7%
Tower Automotive Inc.* .................     1,215                    51,106
                                                                  ----------
CONSUMER SERVICES - 11.3%
Central Packing Corp. ..................     2,243                   101,613
Gray Communications Systems Inc. .......     1,520                    39,140
Heftel Broadcasting Corp.* .............     2,220                   103,785
Premier Parks Inc.* ....................     1,565                    63,382
Suburban Lodges of America * ...........     3,165                    42,134
                                                                  ----------
                                                                     350,054
                                                                  ----------
ELECTRONICS/TECHNOLOGICAL SERVICES - 9.6%
Claremont Technology Group Inc.* .......     1,560                    28,860
E Trade Group Inc.* ....................       905                    20,815
ETEC Systems Inc.* .....................       745                    34,643
Harbinger Corp.* .......................     1,145                    32,203
Inacom Corp.* ..........................     1,130                    31,711
Lernout & Hauspie Speech
Products* ..............................     1,125                    52,313
QAD Inc.* ..............................     2,240                    28,280
Sipex Corp.* ...........................     1,470                    44,468
Speedfam International Inc.* ...........       840                    22,260
                                                                  ----------
                                                                     295,553
                                                                  ----------
ENERGY/MINERAL - 5.5%
Forcenergy Gas Exploration* ............     2,150                    56,303
Key Energy Group* ......................     1,625                    35,242
Lomak Petroleum Inc. ...................     4,000                    65,000
Superior Energy Services Inc.* .........     1,360                    13,770
                                                                  ----------
                                                                     170,315
                                                                  ----------
FINANCE - 11.2%
Allied Group ...........................     2,595                    74,282
Executive Risk Inc. ....................     1,210                    84,473
Metris Companies Inc. ..................     1,225                    41,956
Sirrom Capital Corp. ...................     1,685                    87,831
WestAmerica Bancorp ....................       555                    56,749
                                                                  ----------
                                                                     345,291
                                                                  ----------
HEALTH SERVICES/TECHNOLOGY - 12.8%
Concentra Managed Care Inc.* ...........     2,085                    70,369
Henry Schein Inc.* .....................     1,900                    66,500
Human Genome Sciences Inc.* ............     1,570                    62,408
Parexel International Corp.* ...........     2,370                    87,690
Renal Treatment Center* ................     1,810                    65,386
Somnus Medical Technologies* ...........     1,400                    17,850
Viropharma Inc.* .......................     1,450                    25,556
                                                                  ----------
                                                                     395,759
                                                                  ----------
INDUSTRIAL SERVICES - 1.0%
American Disposal Services Inc.* .......       850                    31,025
                                                                  ----------
PRODUCER/MANUFACTURING - 2.0%
Hardinge Brothers Inc. .................     1,695                    63,139
                                                                  ----------
RETAIL TRADE - 5.3%
CDW Computer Centers Inc.* .............     1,095                    57,077
Men's Wearhouse Inc.* ..................     1,700                    59,075
Whole Foods Market Inc.* ...............       930                    47,546
                                                                  ----------
                                                                     163,698
                                                                  ----------
TRANSPORTATION - 3.1%
Eagle USA Airfreight Inc.* .............     2,340                    66,690
Hub Group Inc.* ........................       970                    28,857
                                                                  ----------
                                                                      95,547
                                                                  ----------
TOTAL COMMON STOCKS ....................                           2,927,563
(Identified Cost $2,368,663)
                                                                  ----------
SHORT-TERM--3.3%

State Street Bank Repurchase Agreement
2.00% due 1/02/98 proceeds at maturity
$101,011, (collateralized by $105,000
U.S. Treasury Note 6.00% , due 5/31/98)                           $  101,000
                                                                  ----------

TOTAL INVESTMENTS
 (Identified Cost $2,469,663)                 98.0%                3,028,563

OTHER ASSETS,
 LESS LIABILITIES .........                    2.0                   62,788
                                             -----                ---------
NET ASSETS ................                  100.0%               $3,091,351
                                             =====                ==========

* Non-Income Producing
See notes to financial statements

Landmark Small Cap Equity VIP Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES December 31, 1997

ASSETS:

Investments at value (Note 1A) (Identified Cost $2,469,663) ......   $3,028,563
Cash .............................................................          623
Receivable for shares of beneficial interest sold ................        3,000
Dividends and interest receivable ................................          628
Receivable from the Sub-Administrator ............................      108,058
                                                                     ----------
 Total assets ....................................................    3,140,872
                                                                     ----------

LIABILITIES:

Payable for shares of beneficial interest repurchased ............        3,000
Accrued expenses and other liabilities ...........................       46,521
                                                                     ----------
  Total liabilities ..............................................       49,521
                                                                     ----------
NET ASSETS for 275,654 shares of beneficial interest outstanding .   $3,091,351
                                                                     ==========
NET ASSETS CONSIST OF:

Paid-in capital ..................................................   $2,702,787
Unrealized appreciation of investments ...........................      558,900
Accumulated net realized loss on investments .....................    (170,336)
                                                                     ----------
  Total ..........................................................   $3,091,351
                                                                     ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL
  INTEREST .......................................................       $11.21
                                                                         ======

See notes to financial statements

Landmark Small Cap Equity VIP Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

For period February 10, 1997 (commencement of operations) to December 31, 1997

INVESTMENT INCOME (Note 1B):
Dividend income ........................................  $  8,968
Interest income ........................................     2,572
                                                          --------
  Total investment income ..............................               $ 11,540

EXPENSES:
Custodian fees .........................................    68,701
Auditing fees ..........................................    23,700
Management fees (Note 2) ...............................    21,036
Transfer agent fees ....................................    20,949
Trustees fees ..........................................     5,602
Shareholder reports ....................................     4,731
Legal fees .............................................     3,843
Miscellaneous ..........................................     5,771
                                                          --------
 Total expenses ........................................   154,333
Less expenses assumed by the Sub-Administrator (Note 6)   (108,058)
Less aggregate amount waived by the Manager (Note 2) ...   (21,036)
                                                          --------
 Net expenses ..........................................                 25,239
                                                                       --------
 Net investment loss ...................................                (13,699)
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments ....................... (170,336)
Net change in unrealized appreciation from investments .   558,900
                                                          --------
  Net realized and unrealized gain on investments ......                388,564
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...               $374,865
                                                                       ========

See notes to financial statements

Landmark Small Cap Equity VIP Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               FEBRUARY 10, 1997
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                               DECEMBER 31, 1997
                                                               -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss ...........................................  $  (13,699)
Net realized loss on investments ..............................    (170,336)
Net change in unrealized appreciation from investments ........     558,900
                                                                 ----------
 Net increase in net assets resulting from operations .........     374,865
                                                                 ----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares ..............................   3,994,408
Cost of shares repurchased ....................................  (1,277,922)
                                                                 ----------
Net increase in net assets from transactions in shares
  of beneficial interest ......................................   2,716,486
                                                                 ----------
NET INCREASE IN NET ASSETS ....................................   3,091,351

NET ASSETS:
Beginning of period ...........................................          --
                                                                 ----------
End of period .................................................  $3,091,351
                                                                 ==========

See notes to financial statements

Landmark Small Cap Equity VIP Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               FEBRUARY 10, 1997
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                               DECEMBER 31, 1997
                                                               -----------------

Net Asset Value, beginning of period ........................      $10.00
                                                                   ------
Income From Operations:
Net investment loss .........................................       (0.05)+
Net realized and unrealized gain on investments .............        1.26
                                                                   ------
 Total from operations ......................................        1.21
                                                                   ------

Net Asset Value, end of period ..............................      $11.21
                                                                   ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ...................      $3,091
Ratio of expenses to average net assets .....................       0.90%*
Ratio of net investment loss to average net assets ..........     (0.49)%*
Portfolio turnover ..........................................        113%
Average commission rate per share ...........................    $0.0500
Total return ................................................      12.10%**

   Note: If Agents of the Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the period ended December 31, 1997, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share ...............................      $(0.52)+
Ratios:
Expenses to average net assets ..............................       5.50%*
Net investment loss to average net assets ...................     (5.09)%*
 * Annualized
** Not Annualized
 + The per share amounts were computed using a monthly average number of shares outstanding during the year.

See notes to financial statements

Landmark Small Cap Equity VIP Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

The Landmark Small Cap Equity VIP Fund (the "Fund"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS" formerly Landmark Funds Broker-Dealer Services, Inc. Ltd.) acts as the Fund's Sub-Administrator. Shares of the fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $139,687 which will expire on December 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. DISTRIBUTIONS -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1997, the Fund reclassified $13,699 from paid-in capital to accumulated net investment loss.

F. REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

G. BENEFICIAL INTEREST -- At December 31, 1997, insurance companies or their separate accounts were the record owners of all the shares of the Fund. (See note 5)

H. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) MANAGEMENT FEES
Citibank is responsible for overall management of the Fund's business affairs, and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. The management fee paid to Citibank, is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $21,036, all of which was voluntarily waived for the period ended December 31, 1997.

(3) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $5,813,974 and $3,274,975, respectively, for the period ended December 31, 1997.

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1997 as computed on a federal income tax basis, are as follows:

Aggregate cost ........................      $2,469,839
                                             ==========
Gross unrealized appreciation .........      $  675,334
Gross unrealized depreciation .........        (116,610)
                                             ----------
Net unrealized appreciation ...........         558,724
                                             ==========

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                           FEBRUARY 10, 1997
                                           (COMMENCEMENT OF
                                            OPERATIONS) TO
                                           DECEMBER 31, 1997
                                           ----------------
Shares sold .........................           396,702
Shares repurchased ..................          (121,048)
                                               --------
Net increase ........................           275,654
                                               ========

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.9% of the Fund.

(6) ASSUMPTION OF EXPENSES
CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the period ended December 31, 1997, which amounted to $108,058.

(7) SUBSEQUENT EVENT
Effective March 2, 1998, the name of the Fund will be changed to CitiFundssm Small Cap Growth VIP Portfolio.

Landmark Small Cap Equity VIP Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Annuity Portfolios and the Shareholders of Landmark Small Cap Equity VIP Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Landmark Small Cap Equity VIP Fund (one of the funds constituting Variable Annuity Portfolios, the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 10, 1997 (commencement of operations) through December 31, 1997 in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
February 2, 1998